[GRAPHIC OMITTED]



--------------------------------------------------------------------------------
                         BOSTON PARTNERS FAMILY OF FUNDS
                                       OF
                               THE RBB FUND, INC.
--------------------------------------------------------------------------------

BOSTON PARTNERS ALL-CAP VALUE FUND

                               INSTITUTIONAL CLASS

The securities described in this prospectus have been registered with the Securities and Exchange Commission (the "SEC"). The SEC, however, has not judged these securities for their investment merit and has not determined the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a criminal offense.


                          PROSPECTUS
                          July 1, 2002

                          BP (LOGO)
                          [GRAPHIC OMITTED]

                          BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                          ---------------------------------------------------
                          ONE PHILOSOPHY o ONE CULTURE o ONE FOCUS

TABLE OF CONTENTS
================================================================================


================================    INTRODUCTION TO THE RISK/RETURN SUMMARY ...3

                                    DESCRIPTION OF THE FUND

A LOOK AT THE GOALS, STRATEGIES,         Boston Partners All-Cap Value Fund ...4
RISKS AND EXPENSES OF THE FUND.

                                    MANAGEMENT

DETAILS ABOUT THE SERVICE                Investment Adviser ...................7
PROVIDERS.
                                         Service Provider Chart ...............8

                                    SHAREHOLDER INFORMATION

POLICIES AND INSTRUCTIONS FOR            Pricing of Fund Shares ...............9
OPENING, MAINTAINING AND
CLOSING AN ACCOUNT IN THE                Purchase of Fund Shares ..............9
FUND.
                                         Redemption of Fund Shares ...........11

                                         Exchange Privilege ..................12

                                         Dividends and Distributions .........13

                                         Taxes ...............................13

                                         Multi-Class Structure ...............14
================================

                                    APPENDIX A ...............................15



                                    FOR MORE INFORMATION .............Back Cover

INTRODUCTION TO THE RISK/RETURN SUMMARY
--------------------------------------------------------------------------------
    This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Institutional Class of the Boston Partners Family of Funds of The RBB Fund, Inc. (the "Company").

    The mutual fund of the Company offered by this Prospectus represent interests in the Boston Partners All-Cap Value Fund (the "Fund"). This
Prospectus and the Statement of Additional Information incorporated herein relate solely to the Fund.

    This Prospectus has been organized so that the Fund has its own short section with important facts. Once you read the short section about the Fund, read the "Purchase of Fund Shares" and "Redemption of Fund Shares" sections.

BOSTON PARTNERS ALL-CAP VALUE FUND
--------------------------------------------------------------------------------

=================================================
             IMPORTANT DEFINITIONS

   EQUITY  SECURITY:  A  security,  such  as a
   stock, representing ownership of a company.
   Bonds,  in  comparison,  are referred to as
   fixed-income  or  debt  securities  because
   they   represent    indebtedness   to   the
   bondholder, not ownership.

   MARKET        CAPITALIZATION:        Market
   capitalization  refers to the market  value
   of  a   company   and  is   calculated   by
   multiplying    the    number    of   shares
   outstanding by the current price per share.

   VALUE CHARACTERISTICS: Stocks are generally
   divided into the  categories of "growth" or
   "value." Value stocks appear to the Adviser
   to be undervalued by the market as measured
   by  certain  financial   formulas.   Growth
   stocks   appear  to  the  Adviser  to  have
   earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

   EARNINGS  GROWTH:  The  increased  rate  of
   growth in a  company's  earnings  per share
   from  period to period.  Security  analysts
   attempt to identify companies with earnings
   growth  potential   because  a  pattern  of
   earnings  growth   generally  causes  share
   prices to increase.

=================================================

INVESTMENT GOALS

    The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

PRIMARY INVESTMENT STRATEGIES

    The Fund pursues its goals by investing, under normal circumstances, at least 80% of net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks of issuers across the capitalization spectrum and identified by Boston Partners Asset Management L.P. (the "Adviser") as having value characteristics. The Fund will notify shareholders 60 days in advance of any change to this policy.

    The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity and earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

    The Fund may also invest up to 20% of its total assets in non-U.S. dollar denominated securities.


     In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry.


    While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.


KEY RISKS

    o At least 80% of the Fund's total assets will be invested in a diversified portfolio of equity securities, and the net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

    o Investors may lose money.

    o Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

    o Investing in securities of companies with micro, small or mid-sized capitalizations tends to be riskier than investing in securities of companies with large capitalizations. Securities of companies with micro, small and mid-sized capitalizations tend to be more volatile than those of large cap companies and, on occasion, may fluctuate in the opposite direction of large cap company securities or the broader stock market averages.

    o The Fund may invest up to 10% of its net assets in securities that can be converted into common stock, such as certain debt securities and preferred stock. These securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

    o The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

    o International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

    o The Fund may hedge overall portfolio exposure up to 40% of its net assets through the purchase and sale of index and individual put and call options. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may "cover" a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

    o The Fund may experience relatively large purchases or redemptions due to asset allocation decisions made by the Adviser for clients receiving asset allocation account management services involving investments in the Fund. These transactions may have a material effect on the Fund, since redemptions caused by reallocations may result in the Fund selling portfolio securities it might not otherwise sell, resulting in a higher portfolio turnover rate, and purchases caused by reallocations may result in the Fund receiving additional cash that will remain uninvested until additional securities can be purchased. The Adviser will attempt to minimize the effects of these transactions at all times.

    o If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 125%, however, it may be higher if the Adviser believes it will improve the Fund's performance.

PRIOR PERFORMANCE

    THE BAR CHART AND PERFORMANCE TABLE HAVE BEEN OMITTED BECAUSE THE FUND HAS BEEN IN OPERATION FOR LESS THAN ONE CALENDAR YEAR.

EXPENSES AND FEES

    Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Fund.

                                                             INSTITUTIONAL CLASS
                                                             -------------------
    ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

    Management fees ...........................................     1.00%
    Distribution (12b-1) fees .................................     None
    Other expenses(1) .........................................     0.27%
                                                                  ------
        Total annual Fund operating expenses ..................     1.27%
    Fee waivers(2) ............................................    (0.02)%
                                                                  ------
    Net expenses ..............................................     1.25%
                                                                  ======

    (1) "Other  expenses"  include  audit,   administration,   custody,   legal,
        registration, transfer agency and miscellaneous other charges for the Institutional Class.

    (2) The Adviser has agreed that until further notice, but in no event terminating before December 31, 2004, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 1.25%.

EXAMPLE

    The example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Institutional Class of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

              1 YEAR        3 YEARS        5 YEARS       10 YEARS
             --------      ---------      ---------     ----------
               $127          $396           $691          $1,528

MANAGEMENT
--------------------------------------------------------------------------------
INVESTMENT ADVISER

    Boston Partners Asset Management, L.P. (the "Adviser"), located at 28 State Street, 21st Floor, Boston, Massachusetts 02109, provides investment advisory services to the Fund. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts. As of December 31, 2001, the Adviser managed approximately $10.2 billion in assets. The Adviser is organized as a Delaware limited partnership whose sole general partner is Boston Partners, Inc., a Delaware corporation. The Adviser manages each Fund's business and investment activities subject to the authority of the Company's Board of Directors.

PORTFOLIO MANAGERS

    The investment results for the different strategies at the Adviser are not solely dependent on any one individual. There is a common philosophy and approach that is the backdrop for all of our investment strategies. This philosophy is then executed through a very disciplined investment process managed by the designated portfolio manager for each of the strategies. This manager will be supported, not only by a secondary manager, but by the Adviser's general research staff and, very often, by dedicated analysts to the particular strategy.

BOSTON PARTNERS ALL-CAP VALUE FUND

    Harry Rosenbluth is the primary portfolio manager for the Fund and Steven L. Pollack is the secondary manager. Mr. Rosenbluth and Mr. Pollack are both senior portfolio managers of the Adviser. Mr. Rosenbluth is a member of the Adviser's Equity Strategy Committee and oversees the investment activities of the Adviser's $2.3 billion premium equity product, an all-cap institutional product. Prior to joining the Adviser, Mr. Rosenbluth spent 14 years with The Boston Company Asset Management, Inc. as Senior Vice President and a portfolio manager. Mr. Rosenbluth was also a member of the Equity Policy Group of The Boston Company Asset Management,Inc. Before that, Mr. Rosenbluth was a consultant for Arthur Andersen & Co. Mr. Rosenbluth has a total of 20 years of investment experience and is a CFA. Mr. Pollack is also a member of the Adviser's Equity Strategy Committee. He oversees the investment activities of the Adviser's $1.5 billion Mid Cap and Mid Cap II products. Prior to joining the Adviser, Mr. Pollack was employed by Hughes Investment Management Co. where he was a portfolio manager responsible for managing a portion of the pension plan and overseeing outside investment managers. Mr. Pollack has over 17 years of investment experience and is a CFA.

OTHER SERVICE PROVIDERS

    The following chart shows the Fund's other service providers and includes their addresses and principal activities.

                    ========================================
                                  SHAREHOLDERS
                    ========================================

Distribution
and
Shareholder
Services
                    ========================================
                              PRINCIPAL DISTRIBUTOR

                             PFPC DISTRIBUTORS, INC.
                               3200 HORIZON DRIVE
                            KING OF PRUSSIA, PA 19406

                        Distributes shares of the BOSTON
                                 PARTNERS Funds.
                    ========================================

                    ========================================

                               TRANSFER AGENT AND
                            DIVIDEND DISBURSING AGENT

                                    PFPC INC.
                              400 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809

                          Handles shareholder services,
                           including recordkeeping and
                      statements, distribution of dividends
                         and processing of buy, sell and
                               exchange requests.
                    ========================================
Asset
Management
                    ========================================
                               INVESTMENT ADVISER

                              BOSTON PARTNERS ASSET
                                MANAGEMENT, L.P.
                           28 STATE STREET, 21ST FLOOR
                                BOSTON, MA 02109

                         Manages the Fund's business and
                             investment activities.
                    ========================================

                    ========================================
                                    CUSTODIAN

                               PFPC TRUST COMPANY
                             8800 TINICUM BOULEVARD
                                    SUITE 200
                             PHILADELPHIA, PA 19153

                      Holds the Fund's assets, settles all
                       portfolio trades and collects most
                       of the valuation data required for
                     calculating the Fund's net asset value
                                    ("NAV").
                    ========================================

Fund
Operations
                    ========================================
                                  ADMINISTRATOR

                                    PFPC INC.
                              400 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809

                       Provides facilities, equipment and
                      personnel to carry out administrative
                        services related to the Fund and
                           calculates the Fund's NAV,
                          dividends and distributions.
                    ========================================


                    ========================================
                               BOARD OF DIRECTORS

                        Supervises the Fund's activities.
                    ========================================

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

                                                                                       BP (LOGO)
           BOSTON PARTNERS FAMILY OF FUNDS                                             BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                (INSTITUTIONAL CLASS)                                                  --------------------------------------
                                                                                       [GRAPHIC OMITTED]

ACCOUNT APPLICATION
PLEASE NOTE: Do not use this form to open a retirement plan account. For an IRA application or help with this Application, please call 1-888-261-4073.
------------------    (Please check the appropriate box(es) below.)
1                     [   ] Individual      [   ] Joint Tenant      [   ] Other
Account
Registration:         --------------------------------------------------------------------------------------------------------------
------------------    NAME                                                       SOCIAL SECURITY NUMBER OR TAX ID # OF PRIMARY OWNER

                      --------------------------------------------------------------------------------------------------------------
                      NAME OF JOINT OWNER                                          JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID #
                      For joint accounts,  the account  registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.

------------------
GIFT TO MINOR:        [   ] UNIFORM GIFTS/TRANSFER TO MINOR'S ACT
------------------
                      --------------------------------------------------------------------------------------------------------------
                      NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                      --------------------------------------------------------------------------------------------------------------
                      NAME OF MINOR (ONLY ONE PERMITTED)

                      --------------------------------------------------------------------------------------------------------------
                      MINOR'S SOCIAL SECURITY NUMBER                                                   MINOR'S DATE OF BIRTH
------------------
CORPORATION,
PARTNERSHIP, TRUST
OR OTHER ENTITY:      --------------------------------------------------------------------------------------------------------------
------------------    NAME OF CORPORATION, PARTNERSHIP, OR OTHER                                        NAME(S) OF TRUSTEE(S)

                      --------------------------------------------------------------------------------------------------------------
                      TAXPAYER IDENTIFICATION NUMBER                                                      DATE OF TRUST

------------------    --------------------------------------------------------------------------------------------------------------
2                     STREET OR P.O. BOX AND/OR APARTMENT NUMBER
Mailing
Address:              --------------------------------------------------------------------------------------------------------------
------------------    CITY                                             STATE                                       ZIP CODE

                      --------------------------------------------------------------------------------------------------------------
                      DAY PHONE NUMBER                                                               EVENING PHONE NUMBER

                      Minimum initial investment of $100,000 per fund.              Total amount of investments $___________
------------------
3                     Make check payable to Boston Partners Family of Funds.
Investment
Information:          Shareholders may not purchase shares of any fund with a check issued by a third party and endorsed over to the
------------------    fund.

                      Boston Partners All-Cap Value Fund (__) $__________

                      DIVIDENDS:   Pay by check [   ]    Reinvest [   ]        CAPITAL GAINS:   Pay by check [   ]   Reinvest [   ]
------------------
DISTRIBUTION          NOTE:  Dividends and capital gains may be reinvested or paid by check. If no options are selected above,  both
OPTIONS:              dividends and capital gains will be reinvested in additional fund shares.
------------------

                                                    NOT A PART OF THE PROSPECTUS

------------------
4                     To use this option, you must initial the appropriate line below.
Telephone
Exchange and          I authorize the Transfer  Agent to accept  instructions  from any  persons to redeem or exchange  shares in my
Redemption:           account(s) by telephone in accordance  with the  procedures  and  conditions  set forth in the Fund's  current
------------------    prospectus.

                      --------------------------    --------------------------
                           Individual initial             joint initial            Redeem shares, and send the proceeds to the
                                                                                   address of record.

                      --------------------------    --------------------------
                           Individual initial             joint initial            Exchange shares for shares of The Boston Partners
                                                                                   Family of Funds.
------------------
5                     The  Automatic  Investment  Plan which is available to  shareholders  of the Fund,  makes  possible  regularly
Automatic             scheduled purchases of Fund shares to allow dollar-cost averaging. The Fund's  Transfer Agent can  arrange for
Investment            an amount of money selected by you to  be deducted from your checking  account and used to purchase  shares of
Plan:                 the Fund.
------------------
                      Please debit $_________  (minimum $5000.00) from my checking account (named below) on or about the 20th of the month.

                      PLEASE ATTACH AN UNSIGNED, VOIDED CHECK.
                      [   ] Monthly                           [   ] Quarterly                       [   ] Annually

------------------    --------------------------------------------------------------------------------------------------------------
BANK RECORD:          BANK NAME                                                           STREET ADDRESS OR P.O. BOX
------------------
                      --------------------------------------------------------------------------------------------------------------
                      CITY                                  STATE                               ZIP CODE

                      --------------------------------------------------------------------------------------------------------------
                      BANK ABA NUMBER                                                        BANK ACCOUNT NUMBER

------------------    --------------------------------------------------------------------------------------------------------------
6                     The undersigned warrants that I (we) have full authority and, if a natural person, I (we) am (are) of legal
Signatures:           age to purchase shares pursuant to this Account Application, and I (we) have received a current prospectus for
------------------    the Fund in which I (we) am (are) investing.
                      Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following certification:
                      Under penalties of perjury, I certify that:
                      (1) The number shown on this form is my correct identification number (or I am waiting for a number to be issued to me), and
                      (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service that I am subject to 30% backup withholding as a result of a failure to report all Interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
                      (3) I am a U.S. person (including a U.S. resident alien).
                      NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO
                      BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE
                      INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE
                      CERTIFICATION REQUIRED TO AVOID BACKUP WITHHOLDING.
                      --------------------------------------------------------------------------------------------------------------

                      --------------------------------------------------------------------------------------------------------------
                      SIGNATURE OF APPLICANT                                                     DATE

                      --------------------------------------------------------------------------------------------------------------
                      PRINT NAME                                                            TITLE (IF APPLICABLE)

                      --------------------------------------------------------------------------------------------------------------
                      SIGNATURE OF JOINT OWNER                                                   DATE

                      --------------------------------------------------------------------------------------------------------------
                      PRINT NAME                                                            TITLE (IF APPLICABLE)

                      (If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.)

                      For information on additional options, such as IRA Applications, rollover requests for qualified retirement plans, or for wire instructions, please call us at 1-888-261-4073.

                      MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO:        BOSTON PARTNERS FAMILY OF FUNDS
                                                                              C/O PFPC INC.
                                                                              P.O. BOX 8852
                                                                              WILMINGTON, DE 19899-8852

                                                    NOT A PART OF THE PROSPECTUS

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
PRICING OF FUND SHARES

    Institutional Shares of the Fund ("Shares") are priced at their net asset value ("NAV"). The NAV for the Institutional Class of the Fund is calculated by adding the value of all securities, cash and other assets in a Fund's portfolio, deducting the Fund's actual and accrued liabilities and dividing by the total number of Shares outstanding.

    The Fund's NAV is calculated once daily at the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time) each day the NYSE is open. Shares will not be priced on the days on which the NYSE is closed.

    Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or on the NASDAQ National Market System where they are traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the bid and asked prices is used. Short-term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. With the approval of the Company's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in providing valuations to value the Fund's securities. If market quotations are unavailable, securities will be valued at fair value as determined in good faith by the investment adviser according to procedures adopted by the Company's Board of Directors.

PURCHASE OF FUND SHARES

    Shares representing interests in the Fund are offered continuously for sale by PFPC Distributors, Inc. (the "Distributor").

    Shares of the Fund may also be available through certain brokerage firms, financial institutions and other industry professionals (collectively, "Service Organizations"). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Company. Therefore, you should contact the Service Organization acting on your behalf concerning the fees (if any) charged in connection with a purchase or redemption of Shares and should read this Prospectus in light of the terms governing your accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Company in accordance with their agreements with the Company or its agent and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Company or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Company's pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Company will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order if the order is actually received by the Company in good order not later than the next business morning. Orders will be priced at the Fund's net asset value next computed after they are deemed to have been received by the Company.

    You may also purchase Shares of the Fund at the NAV per share next calculated after your order is received by PFPC Inc. (the "Transfer Agent") in proper form as described below. After an initial purchase is made, the Transfer Agent will set up an account for you on RBB's records. The minimum initial investment in the Fund is $100,000 and the minimum additional investment is $5,000. The minimum initial and subsequent investment requirements may be reduced or waived from time to time. For purposes of meeting the minimum initial purchase, purchases by clients which are part of endowments, foundations or other related groups may be combined. You can only purchase Shares of the Fund on days the NYSE is open and through the means described below. Shares may be purchased by principals and employees of the Adviser and by their spouses and children either directly or through any trust that has the principal, employee, spouse or child as the primary beneficiaries, their individual retirement accounts, or any pension and profit-sharing plan of the Adviser without being subject to the minimum investment limitations.

    INITIAL  INVESTMENT  BY MAIL.  An account  may be opened by  completing  and signing the application included with this Prospectus and mailing it to the Transfer Agent at the address noted below, together with a check ($100,000 minimum) payable to the Fund in which you would like to invest. Third party checks will not be accepted.

    BOSTON PARTNERS ALL-CAP VALUE FUND
    c/o PFPC Inc.
    P.O. Box 8852
    Wilmington, DE 19899-8852

    The name of the Fund to be purchased should be designated on the application and should appear on the check. Payment for the purchase of Shares received by mail will be credited to a shareholder's account at the NAV per share of the Fund next determined after receipt of payment in good order.

    INITIAL INVESTMENT BY WIRE. Shares of each Fund may be purchased by wiring federal funds to PNC Bank (see instructions below). A completed application must be forwarded to the Transfer Agent at the address noted above under "Initial Investment by Mail" in advance of the wire. For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. (Prior notification must also be received from investors with existing accounts.) Funds should be wired to:

    PNC Bank, NA
    Philadelphia, Pennsylvania 19103
    ABA# 0310-0005-3
    Account # 86-1108-2507
    F/B/O BOSTON PARTNERS ALL-CAP VALUE FUND
    Ref. (Account Number)

    Federal funds purchases will be accepted only on a day on which the NYSE and PNC Bank, NA are open for business.

    ADDITIONAL INVESTMENTS. Additional investments may be made at any time (minimum investment $5,000) by purchasing Shares of any Fund at NAV by mailing a check to the Transfer Agent at the address noted above under "Initial Investment by Mail" (payable to Boston Partners All-Cap Value Fund) or by wiring monies to PNC Bank, NA as outlined above under "Initial Investment by Wire." For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected.

    AUTOMATIC INVESTMENT PLAN. Additional investments in Shares of the Funds may be made automatically by authorizing the Transfer Agent to withdraw funds from your bank account through an Automatic Investment Plan ($5,000 minimum). Investors desiring to participate in an Automatic Investment Plan should call the Transfer Agent at (888) 261-4073 to obtain the appropriate forms.

    OTHER PURCHASE INFORMATION. The Company reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Funds. The Adviser will monitor each Fund's total assets and may decide to close any of the Funds at any time to new investments or to new accounts due to concerns that a significant increase in the size of a Fund may adversely affect the implementation of the Fund's strategy. The Adviser may also choose to reopen a closed Fund to new investments at any time, and may subsequently close such Fund again should concerns regarding the Fund's size recur. If a Fund closes to new investments, the closed Fund would be offered only to certain existing shareholders of the Fund and certain other persons, who are generally subject to cumulative, maximum purchase amounts, as follows:

    a. persons who already hold shares of the closed Fund directly or through accounts maintained by brokers by arrangement with the Company,

    b. existing and future clients of financial advisers and planners whose clients already hold shares of the closed Fund, and

    c. employees of the Adviser and their spouses, parents and children.

    Other persons who are shareholders of other Boston Partners Funds are not permitted to acquire shares of the closed Fund by exchange. Distributions to all shareholders of the closed Fund will continue to be reinvested unless a shareholder elects otherwise. The Adviser reserves the right to implement other purchase limitations at the time of closing, including limitations on current shareholders.

REDEMPTION OF FUND SHARES

    You may redeem Shares of the Funds at the next NAV calculated after a redemption request is received by the Transfer Agent in proper form. You can only redeem Shares on days the NYSE is open and through the means described below.

    You may redeem Shares of each Fund by mail, or, if you are authorized, by telephone. The value of Shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by a Fund. There is no charge for a redemption.

    REDEMPTION BY MAIL. Your redemption requests should be addressed to BOSTON PARTNERS ALL-CAP VALUE FUND, c/o PFPC Inc., P.O. Box 8852, Wilmington, DE 19899-8852 and must include:

    a. a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

    b. any required signature guarantees, which are required when (i) the redemption request proceeds are to be sent to someone other than the registered shareholder(s) or (ii) the redemption request is for $10,000 or more. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion
       Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

    c. other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

    REDEMPTION BY TELEPHONE. In order to request a telephone redemption, you must have returned your account application containing a telephone election. To add a telephone redemption option to an existing account, contact the Transfer Agent by calling (888) 261-4073 for a Telephone Authorization Form.

    Once you are authorized to utilize the telephone redemption option, a redemption of Shares may be requested by calling the Transfer Agent at (888) 261-4073 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. If the telephone redemption option or the telephone exchange option (as described below) is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding and shareholders, not the Company or the Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Company or the Transfer

Agent to be genuine. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

    INVOLUNTARY REDEMPTION. The Company reserves the right to redeem a shareholder's account in any Fund at any time the net asset value of the account in such Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in a Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

    OTHER REDEMPTION INFORMATION. Redemption proceeds for Shares of the Funds recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

    Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The Funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

EXCHANGE PRIVILEGE

    The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Institutional Shares of any Boston Partners Fund for Institutional Shares of another Boston Partners Fund, up to six (6) times per year. Such exchange will be effected at the net asset value of the exchanged Institutional Shares and the net asset value of the Institutional Shares to be acquired next determined after PFPC's receipt of a request for an exchange. An exchange of Boston Partners Small Cap Value Fund II or Boston Partners Long/Short Equity Fund Shares held for less than 1 year (with the exception of Shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to a transaction fee of 1.00% with respect to the Boston Partners Small Cap Value Fund II and 2.00% with respect to the Boston Partners Long/Short Equity Fund. An exchange of Shares will be treated as a sale for federal income tax purposes. A shareholder may make an exchange by sending a written request to the Transfer Agent or, if authorized, by telephone (see "Redemption by Telephone" above).

    If the exchanging shareholder does not currently own Institutional Shares of the Fund whose Shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. See "Redemption By Mail" for information on signature guarantees. The exchange privilege may be modified or terminated at any time, or from time to time, by the Company, upon 60 days' written notice to shareholders.

    If an exchange is to a new account in a Fund advised by the Adviser, the dollar value of the Shares acquired must equal or exceed the Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed the Fund's minimum for additional investments. If an amount remains in the Fund from which the exchange is being made that is below the minimum account value required, the account will be subject to involuntary redemption.

    The Funds' exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transaction costs, the Funds have established a policy of limiting excessive exchange activity. Shareholders are entitled to six (6) exchange redemptions (at least 30 days apart) from each Fund during any twelve-month period. Notwithstanding these limitations, the Funds reserve the right to reject any purchase request (including exchange purchases from other Boston Partners Funds) that is deemed to be disruptive to efficient portfolio management.

DIVIDENDS AND DISTRIBUTIONS

    Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

    Each Fund will declare and pay dividends from net investment income annually. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Funds at least annually.

TAXES

    Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your Shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional Shares. You will be notified annually of the tax status of distributions to you.

    You should note that if you purchase Shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of a portion of your purchase price. This is known as "buying into a dividend."

    You will recognize taxable gain or loss on a sale, exchange or redemption of your Shares, including an exchange for Shares of another Fund, based on the difference between your tax basis in the Shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held Shares.) Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

    Any loss realized on Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the Shares.

    The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

    Shareowners may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. Shareowners should consult their tax advisers regarding the tax status of distributions in their state and locality.

    The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

MULTI-CLASS STRUCTURE

    Each Fund also offers Investor Shares, which are offered directly to individual investors in a separate prospectus. Shares of each class of the Funds represent equal pro rata interests and accrue dividends and calculate net asset value and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on Institutional Shares of a Fund can be expected to differ from the total return on Investor Shares of the same Fund. Information concerning Investor class shares of the Funds can be requested by calling the Fund at (888) 261-4073.

NO  PERSON  HAS  BEEN   AUTHORIZED   TO  GIVE  ANY   INFORMATION   OR  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

APPENDIX A
--------------------------------------------------------------------------------
PRIOR PERFORMANCE OF SIMILARLY ADVISED ACCOUNTS OF THE ADVISER

    The following table sets forth the Adviser's composite performance data relating to the historical performance of all discretionary private accounts managed by the Adviser that have investment objectives, policies, and strategies substantially similar to the Fund. The information is provided to illustrate the past performance of the Adviser in managing substantially similar accounts as measured against the Russell 3000 Value Index and does not represent the performance of the Fund. Investors should not consider this performance data as a substitute for the performance of the Fund nor should investors consider this data as an indication of future performance of the Fund or of the Adviser. The Russell 3000 Value Index is unmanaged and investors cannot invest directly in the Index.

                                                              AVERAGE ANNUAL TOTAL
                                                      RETURN FOR THE PERIOD ENDED 12/31/01
                                                                                              SINCE
                                       1 YEAR         3 YEARS          5 YEARS         INCEPTION (6/1/95)
                                       ------         -------          -------         ------------------
Premium Equity Private Account
   Net Composite Performance            14.32%         16.40%           14.49%               18.12%
Russell 3000 Value Index                (4.33%)         3.30%           11.02%               14.27%

    The Adviser's composite performance information was calculated on a time-weighted and asset-weighted total return basis which includes realized and unrealized gains and losses plus income, as recommended by the Association for Investment Management and Research ("AIMR"). The composite performance is net of applicable investment management fees, brokerage commissions, execution costs and custodian fees, without provision for federal and state taxes, if any. Total return performance of the Fund will be calculated in accordance with the regulations of the SEC. The SEC standardized average annual total return is neither time-weighted nor asset-weighted and is determined for specified periods by computing the annualized percentage change in the value of an initial amount that is invested in a share class of the Fund at the maximum public offering price. Investors should be aware that the differences in methodology between AIMR and SEC requirements could result in different performance data for identical time periods.

    All returns presented reflect the reinvestment of dividends and other earnings. The weighted-average expenses of the private accounts used in calculating the Adviser's net composite performance data were 0.58% annualized, which are lower than the estimated expenses of the Fund stated under "Expenses and Fees" above. The performance of the private accounts would have been lower if they had been subject to the expenses of the Fund. In addition, the private accounts are not subject to the same diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 and Subchapter M of the Internal Revenue Code. Consequently, the performance results of the Adviser's composite could have been adversely affected if the private accounts had been regulated as investment companies under the federal securities laws.

                         BOSTON PARTNERS FAMILY OF FUNDS
                                       OF
                               THE RBB FUND, INC.
                                 (888) 261-4073
                       http://www.bostonpartnersfunds.com

FOR MORE INFORMATION:
This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the BOSTON PARTNERS FAMILY OF FUNDS is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT
These reports will contain additional information about the Fund's investments, describe Fund performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report will include fund strategies that significantly affected the Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)
A Statement of Additional Information, dated July 1, 2002 (SAI), has been filed with the Securities and Exchange Commission. The SAI, which includes additional information about the BOSTON PARTNERS FAMILY OF FUNDS, may be obtained free of charge, along with the annual and semi-annual reports, by calling (888) 261-4073. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.


SHAREHOLDER INQUIRIES
Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday-Friday. Call: (888) 261-4073 or visit the website of Boston Partners Asset Management, L.P. at http://www.bostonpartnersfunds.com.

PURCHASES AND REDEMPTIONS
Call (888) 261-4073.

WRITTEN CORRESPONDENCE
Post Office Address:
   BOSTON PARTNERS FAMILY OF FUNDS, c/o PFPC Inc., PO Box 8852, Wilmington, DE 19899-8852
Street Address:
   BOSTON PARTNERS FAMILY OF FUNDS, c/o PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809

SECURITIES AND EXCHANGE COMMISSION (SEC)
You may also view and copy information about The RBB Fund, Inc. and the funds, including the SAI, by visiting the SEC's Public Reference Room in Washington, DC or the EDGAR Database on the SEC's Internet site at www.sec.gov. You may also obtain copies of fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: PUBLICINFO@SEC.GOV, or by sending your written request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. You may obtain information on the operation of the public reference room by calling the SEC at 1-202-942-8090.

                    INVESTMENT COMPANY ACT FILE NO. 811-05518

[GRAPHIC OMITTED]




--------------------------------------------------------------------------------
                         BOSTON PARTNERS FAMILY OF FUNDS
                                       OF
                               THE RBB FUND, INC.
--------------------------------------------------------------------------------

BOSTON PARTNERS ALL-CAP VALUE FUND

                                 INVESTOR CLASS

The securities described in this prospectus have been registered with the Securities and Exchange Commission (the "SEC"). The SEC, however, has not judged these securities for their investment merit and has not determined the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a criminal offense.


                          PROSPECTUS
                          July 1, 2002

                          BP (LOGO)
                          [GRAPHIC OMITTED]

                          BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                          ---------------------------------------------------
                          ONE PHILOSOPHY o ONE CULTURE o ONE FOCUS

TABLE OF CONTENTS
================================================================================


================================    INTRODUCTION TO THE RISK/RETURN SUMMARY ...3

                                    DESCRIPTION OF THE FUND

A LOOK AT THE GOALS, STRATEGIES,         Boston Partners All-Cap Value Fund ...4
RISKS AND EXPENSES OF THE FUND.

                                    MANAGEMENT

DETAILS ABOUT THE SERVICE                Investment Adviser ...................7
PROVIDERS.
                                         Service Provider Chart ...............8

                                    SHAREHOLDER INFORMATION

POLICIES AND INSTRUCTIONS FOR            Pricing of Fund Shares ...............9
OPENING, MAINTAINING AND
CLOSING AN ACCOUNT IN THE                Purchase of Fund Shares ..............9
FUND.
                                         Redemption of Fund Shares ...........11

                                         Exchange Privilege ..................13

                                         Dividends and Distributions .........13

                                         Taxes ...............................14

                                         Multi-Class Structure ...............14
================================

                                    APPENDIX A ...............................15



                                    FOR MORE INFORMATION .............Back Cover

INTRODUCTION TO THE RISK/RETURN SUMMARY
================================================================================

     This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Investor Class of the Boston Partners Family of Funds of The RBB Fund, Inc. (the "Company").

     The mutual fund of the Company offered by this Prospectus represent interests in the Boston Partners All-Cap Value Fund (the "Fund"). This
Prospectus and the Statement of Additional Information incorporated herein relate solely to the Fund.

     This Prospectus has been organized so that the Fund has its own short section with important facts. Once you read the short section about the Fund, read the "Purchase of Fund Shares" and "Redemption of Fund Shares" sections.

BOSTON PARTNERS ALL-CAP VALUE FUND
================================================================================

==================================================
               IMPORTANT DEFINITIONS

EQUITY  SECURITY:  A  security,  such as a  stock,
representing  ownership  of a company.  Bonds,  in
comparison,  are  referred to as  fixed-income  or
debt    securities    because    they    represent
indebtedness to the bondholder, not ownership.

MARKET   CAPITALIZATION:   Market   capitalization
refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

VALUE   CHARACTERISTICS:   Stocks  are   generally
divided  into  the   categories   of  "growth"  or
"value." Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

EARNINGS GROWTH: The increased rate of growth in a
company's   earnings  per  share  from  period  to
period.  Security  analysts  attempt  to  identify
companies with earnings growth potential because a
pattern of earnings growth  generally causes share
prices to increase.
==================================================


INVESTMENT GOALS

     The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

PRIMARY INVESTMENT STRATEGIES

     The Fund pursues its goals by investing, under normal circumstances, at least 80% of net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks of issuers across the capitalization spectrum and identified by Boston Partners Asset Management L.P. (the "Adviser") as having value characteristics. The Fund will notify shareholders 60 days in advance of any change to this policy.

     The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity and earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

     The Fund may also invest up to 20% of its total assets in non-U.S. dollar denominated securities.

     In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.


KEY RISKS

     o At least 80% of the Fund's total assets will be invested in a diversified portfolio of equity securities, and the net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     o Investors may lose money.

     o Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.
                                        4

     o Investing in securities of companies with micro, small or mid-sized capitalizations tends to be riskier than investing in securities of companies with large capitalizations. Securities of companies with micro, small and mid-sized capitalizations tend to be more volatile than those of large cap companies and, on occasion, may fluctuate in the opposite direction of large cap company securities or the broader stock market averages.

     o The Fund may invest up to 10% of its net assets in securities that can be converted into common stock, such as certain debt securities and preferred stock. These securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

     o The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

     o International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     o The Fund may hedge overall portfolio exposure up to 40% of its net assets through the purchase and sale of index and individual put and call options. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may "cover" a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

     o The Fund may experience relatively large purchases or redemptions due to asset allocation decisions made by the Adviser for clients receiving asset allocation account management services involving investments in the Fund. These transactions may have a material effect on the Fund, since redemptions caused by reallocations may result in the Fund selling portfolio securities it might not otherwise sell, resulting in a higher portfolio turnover rate, and purchases caused by reallocations may result in the Fund receiving additional cash that will remain uninvested until additional securities can be purchased. The Adviser will attempt to minimize the effects of these transactions at all times.

     o If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 125%, however, it may be higher if the Adviser believes it will improve the Fund's performance.

PRIOR PERFORMANCE

     THE BAR CHART AND PERFORMANCE TABLE HAVE BEEN OMITTED BECAUSE THE FUND HAS BEEN IN OPERATION FOR LESS THAN ONE CALENDAR YEAR.

EXPENSES AND FEES

     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Investor Class of the Fund.

                                                                  INVESTOR CLASS
                                                                  --------------
     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management fees ............................................      1.00%
     Distribution (12b-1) fees ..................................      0.25%
     Other expenses(1) ..........................................      0.27%
                                                                      -----
         Total annual Fund operating expenses ...................      1.52%
     Fee waivers(2) .............................................     (0.02)%
                                                                      -----
     Net expenses ...............................................      1.50%
                                                                      =====

     (1) "Other  expenses"  include  audit,   administration,   custody,  legal,
         registration, transfer agency and miscellaneous other charges for the Investor Class.

     (2) The Adviser has agreed that until further notice, but in no event terminating before December 31, 2004, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 1.50%.


EXAMPLE

     The example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Investor Class of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                   1 YEAR        3 YEARS        5 YEARS       10 YEARS
                   ------        -------        -------       --------
                    $153          $474           $823          $1,807

MANAGEMENT
================================================================================

INVESTMENT ADVISER

     Boston Partners Asset Management, L.P. (the "Adviser"), located at 28 State Street, 21st Floor, Boston, Massachusetts 02109, provides investment advisory services to the Fund. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts. As of December 31, 2001, the Adviser managed approximately $10.2 billion in assets. The Adviser is organized as a Delaware limited partnership whose sole general partner is Boston Partners, Inc., a Delaware corporation. The Adviser manages each Fund's business and investment activities subject to the authority of the Company's Board of Directors.

PORTFOLIO MANAGERS

     The investment results for the different strategies at the Adviser are not solely dependent on any one individual. There is a common philosophy and approach that is the backdrop for all of our investment strategies. This philosophy is then executed through a very disciplined investment process managed by the designated portfolio manager for each of the strategies. This manager will be supported, not only by a secondary manager, but by the Adviser's general research staff and, very often, by dedicated analysts to the particular strategy.

BOSTON PARTNERS ALL-CAP VALUE FUND

     Harry Rosenbluth is the primary  portfolio  manager for the Fund and Steven
L. Pollack is the secondary manager. Mr. Rosenbluth and Mr. Pollack are both senior portfolio managers of the Adviser. Mr. Rosenbluth is a member of the Adviser's Equity Strategy Committee and oversees the investment activities of the Adviser's $2.3 billion premium equity product, an all-cap institutional product. Prior to joining the Adviser, Mr. Rosenbluth spent 14 years with The Boston Company Asset Management, Inc. as Senior Vice President and a portfolio manager. Mr. Rosenbluth was also a member of the Equity Policy Group of The Boston Company Asset Management,Inc. Before that, Mr. Rosenbluth was a consultant for Arthur Andersen & Co. Mr. Rosenbluth has a total of 20 years of investment experience and is a CFA. Mr. Pollack is also a member of the Adviser's Equity Strategy Committee. He oversees the investment activities of the Adviser's $1.5 billion Mid Cap and Mid Cap II products. Prior to joining the Adviser, Mr. Pollack was employed by Hughes Investment Management Co. where he was a portfolio manager responsible for managing a portion of the pension plan and overseeing outside investment managers. Mr. Pollack has over 17 years of investment experience and is a CFA.

OTHER SERVICE PROVIDERS

     The following chart shows the Fund's other service providers and includes their addresses and principal activities.

                    ========================================
                                  SHAREHOLDERS
                    ========================================

Distribution
and
Shareholder
Services
                    ========================================
                              PRINCIPAL DISTRIBUTOR

                             PFPC DISTRIBUTORS, INC.
                               3200 HORIZON DRIVE
                            KING OF PRUSSIA, PA 19406

                        Distributes shares of the BOSTON
                                 PARTNERS Funds.
                    ========================================

                    ========================================

                               TRANSFER AGENT AND
                            DIVIDEND DISBURSING AGENT

                                    PFPC INC.
                              400 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809

                          Handles shareholder services,
                           including recordkeeping and
                      statements, distribution of dividends
                         and processing of buy, sell and
                               exchange requests.
                    ========================================
Asset
Management
                    ========================================
                               INVESTMENT ADVISER

                              BOSTON PARTNERS ASSET
                                MANAGEMENT, L.P.
                           28 STATE STREET, 21ST FLOOR
                                BOSTON, MA 02109

                         Manages the Fund's business and
                             investment activities.
                    ========================================

                    ========================================
                                    CUSTODIAN

                               PFPC TRUST COMPANY
                             8800 TINICUM BOULEVARD
                                    SUITE 200
                             PHILADELPHIA, PA 19153

                      Holds the Fund's assets, settles all
                       portfolio trades and collects most
                       of the valuation data required for
                     calculating the Fund's net asset value
                                    ("NAV").
                    ========================================

Fund
Operations
                    ========================================
                                  ADMINISTRATOR

                                    PFPC INC.
                              400 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809

                       Provides facilities, equipment and
                      personnel to carry out administrative
                        services related to the Fund and
                           calculates the Fund's NAV,
                          dividends and distributions.
                    ========================================


                    ========================================
                               BOARD OF DIRECTORS

                        Supervises the Fund's activities.
                    ========================================

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

                                                                                       BP (LOGO)
           BOSTON PARTNERS FAMILY OF FUNDS                                             BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                  (INVESTOR CLASS)                                                     --------------------------------------
                                                                                       [GRAPHIC OMITTED]

ACCOUNT APPLICATION
PLEASE NOTE: Do not use this form to open a retirement plan account. For an IRA application or help with this Application, please call 1-888-261-4073.
------------------    (Please check the appropriate box(es) below.)
1                     [   ] Individual      [   ] Joint Tenant      [   ] Other
Account
Registration:         --------------------------------------------------------------------------------------------------------------
------------------    NAME                                                       SOCIAL SECURITY NUMBER OR TAX ID # OF PRIMARY OWNER

                      --------------------------------------------------------------------------------------------------------------
                      NAME OF JOINT OWNER                                          JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID #
                      For joint accounts,  the account  registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.

------------------
GIFT TO MINOR:        [   ] UNIFORM GIFTS/TRANSFER TO MINOR'S ACT
------------------
                      --------------------------------------------------------------------------------------------------------------
                      NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                      --------------------------------------------------------------------------------------------------------------
                      NAME OF MINOR (ONLY ONE PERMITTED)

                      --------------------------------------------------------------------------------------------------------------
                      MINOR'S SOCIAL SECURITY NUMBER                                                   MINOR'S DATE OF BIRTH
------------------
CORPORATION,
PARTNERSHIP, TRUST
OR OTHER ENTITY:      --------------------------------------------------------------------------------------------------------------
------------------    NAME OF CORPORATION, PARTNERSHIP, OR OTHER                                        NAME(S) OF TRUSTEE(S)

                      --------------------------------------------------------------------------------------------------------------
                      TAXPAYER IDENTIFICATION NUMBER                                                      DATE OF TRUST

------------------    --------------------------------------------------------------------------------------------------------------
2                     STREET OR P.O. BOX AND/OR APARTMENT NUMBER
Mailing
Address:              --------------------------------------------------------------------------------------------------------------
------------------    CITY                                             STATE                                       ZIP CODE

                      --------------------------------------------------------------------------------------------------------------
                      DAY PHONE NUMBER                                                               EVENING PHONE NUMBER


                      Minimum initial investment of $2,500.00 per fund.        Total amount of investments $___________
------------------
3                     Make check payable to Boston Partners Family of Funds.
Investment
Information:          Shareholders may not purchase shares of any fund with a check issued by a third party and endorsed over to the
------------------    fund.

                      Boston Partners All-Cap Value Fund  $__________

                      DIVIDENDS:   Pay by check [   ]    Reinvest [   ]        CAPITAL GAINS:   Pay by check [   ]   Reinvest [   ]
------------------
DISTRIBUTION          NOTE:  Dividends and capital gains may be reinvested or paid by check. If no options are selected above,  both
OPTIONS:              dividends and capital gains will be reinvested in additional fund shares.
------------------

                                                    NOT A PART OF THE PROSPECTUS

------------------    TO SELECT THIS PORTION PLEASE FILL OUT THE INFORMATION BELOW:
4
Systematic            Amount $__________________________________________  Startup Month_____________________________________________
Withdrawal
Plan:                 o A minimum account value of $10,000 in a single account            Frequency:           [  ] Annually
------------------      is required to establish a Systematic Withdrawal Plan.                                 [  ] Monthly
                      o Payments will be made on or near the 25th of the month.                                [  ] Quarterly

                      Please check one of the following options:  _____ Please mail checks to Address of Record (Named in Section 2)
                                                                  _____ Please electronically credit my Bank of Record (Named in
                                                                        Section 6)
------------------
5                     To use this option, you must initial the appropriate line below.
Telephone
Exchange and          I authorize  the Transfer Agent to accept  instructions  from any  persons to redeem or exchange  shares in my
Redemption:           account(s) by telephone in accordance  with the  procedures  and  conditions  set forth in the Fund's  current
------------------    prospectus.

                      --------------------------    --------------------------
                           Individual initial             joint initial            Redeem shares, and send the proceeds to the
                                                                                   address of record.

                      --------------------------    --------------------------
                           Individual initial             joint initial            Exchange shares for shares of The Boston Partners
                                                                                   Family of Funds.

------------------
6                     The  Automatic  Investment  Plan which is available to  shareholders  of the Fund,  makes  possible  regularly
Automatic             scheduled purchases of Fund shares to allow dollar-cost averaging. The Fund's Transfer Agent can  arrange  for
Investment            an amount of money selected by you to be deducted from your checking account and used  to purchase  shares  of
Plan                  the Fund.
------------------
                      Please debit $_________  (minimum $100) from my checking account (named below) on or about  the  20th  of  the month.

                      PLEASE ATTACH AN UNSIGNED, VOIDED CHECK.
                      [   ] Monthly                           [   ] Quarterly                       [   ] Annually

------------------    --------------------------------------------------------------------------------------------------------------
BANK RECORD:          BANK NAME                                                           STREET ADDRESS OR P.O. BOX
------------------
                      --------------------------------------------------------------------------------------------------------------
                      CITY                                  STATE                               ZIP CODE

                      --------------------------------------------------------------------------------------------------------------
                      BANK ABA NUMBER                                                        BANK ACCOUNT NUMBER


------------------    --------------------------------------------------------------------------------------------------------------
7                     The undersigned warrants that I (we) have full authority and, if a natural person, I (we) am (are) of legal
Signatures:           age to purchase shares pursuant to this Account Application, and I (we) have received a current prospectus for
------------------    the Fund in which I (we) am (are) investing.
                      Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following certification:
                      Under penalties of perjury, I certify that:
                      (1) The number shown on this form is my correct identification number (or I am waiting for a number to be issued to me), and
                      (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service that I am subject to 30% backup withholding as a result of a failure to report all Interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
                      (3) I am a U.S. person (including a U.S. resident alien).
                      NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO
                      BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE
                      INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE
                      CERTIFICATION REQUIRED TO AVOID BACKUP WITHHOLDING.
                      --------------------------------------------------------------------------------------------------------------


                      --------------------------------------------------------------------------------------------------------------
                      SIGNATURE OF APPLICANT                                                     DATE

                      --------------------------------------------------------------------------------------------------------------
                      PRINT NAME                                                            TITLE (IF APPLICABLE)

                      --------------------------------------------------------------------------------------------------------------
                      SIGNATURE OF JOINT OWNER                                                   DATE

                      --------------------------------------------------------------------------------------------------------------
                      PRINT NAME                                                            TITLE (IF APPLICABLE)

                      (If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.)

                      For information on additional options, such as IRA Applications, rollover requests for qualified retirement plans, or for wire instructions, please call us at 1-888-261-4073.

                      MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO:        BOSTON PARTNERS FAMILY OF FUNDS
                                                                              C/O PFPC INC.
                                                                              P.O. BOX 8852
                                                                              WILMINGTON, DE 19899-8852

                                                    NOT A PART OF THE PROSPECTUS

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

SHAREHOLDER INFORMATION
================================================================================

PRICING OF FUND SHARES

     Investor Shares of the Fund ("Shares") are priced at their net asset value ("NAV"). The NAV for the Investor Class of the Fund is calculated by adding the value of all securities, cash and other assets in a Fund's portfolio, deducting the Fund's actual and accrued liabilities and dividing by the total number of Shares outstanding.

     The Fund's NAV is calculated once daily at the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time) each day the NYSE is open. Shares will not be priced on the days on which the NYSE is closed.

     Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or on the NASDAQ National Market System where they are traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the bid and asked prices is used. Short-term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. With the approval of the Company's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in providing valuations to value the Fund's securities. If market quotations are unavailable, securities will be valued at fair value as determined in good faith by the investment adviser according to procedures adopted by the Company's Board of Directors.

PURCHASE OF FUND SHARES


     Shares representing interests in the Fund are offered continuously for sale by PFPC Distributors, Inc. (the "Distributor"). The Board of Directors of the Company has approved and adopted a Distribution Agreement and Plan of Distribution for the Shares (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Shares. The actual amount of such compensation under the Plan is agreed upon by the Company's Board of Directors and by the Distributor. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     Shares of the Fund may also be available through certain brokerage firms, financial institutions and other industry professionals (collectively, "Service Organizations"). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Company. Therefore, you should contact the Service Organization acting on your behalf concerning the fees (if any) charged in connection with a purchase or redemption of Shares and should read this Prospectus in light of the terms governing your accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Company in accordance with their agreements with the Company or its agent and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Company or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Company's pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Company will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order if the order is actually received by the Company in good order not later than the next business morning. Orders will be priced at the Fund's net asset value next computed after they are deemed to have been received by the Company.

     You may also purchase Shares of the Fund at the NAV per share next calculated after your order is received by PFPC Inc. (the "Transfer Agent") in proper form as described below. After an initial purchase is made, the Transfer Agent will set up an account for you on RBB's records. The minimum initial investment in the Fund is $2,500 and the minimum additional investment is $100. The minimum initial and subsequent investment requirements may be reduced or waived from time to time. For purposes of meeting the minimum initial purchase, purchases by clients which are part of endowments, foundations or other related groups may be combined. You can only purchase Shares of the Fund on days the NYSE is open and through the means described below. Shares may be purchased by principals and employees of the Adviser and by their spouses and children either directly or through any trust that has the principal, employee, spouse or child as the primary beneficiaries, their individual retirement accounts, or any pension and profit-sharing plan of the Adviser without being subject to the minimum investment limitations.


     INITIAL  INVESTMENT  BY MAIL.  An account may be opened by  completing  and signing the application included with this Prospectus and mailing it to the Transfer Agent at the address noted below, together with a check ($100,000 minimum) payable to the Fund in which you would like to invest. Third party checks will not be accepted.

     BOSTON PARTNERS ALL-CAP VALUE FUND
     c/o PFPC Inc.
     P.O. Box 8852
     Wilmington, DE 19899-8852

     The name of the Fund to be purchased should be designated on the application and should appear on the check. Payment for the purchase of Shares received by mail will be credited to a shareholder's account at the NAV per share of the Fund next determined after receipt of payment in good order.

     INITIAL INVESTMENT BY WIRE. Shares of each Fund may be purchased by wiring federal funds to PNC Bank (see instructions below). A completed application must be forwarded to the Transfer Agent at the address noted above under "Initial Investment by Mail" in advance of the wire. For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. (Prior notification must also be received from investors with existing accounts.) Funds should be wired to:

     PNC Bank, NA
     Philadelphia, Pennsylvania 19103
     ABA# 0310-0005-3
     Account # 86-1108-2507
     F/B/O BOSTON PARTNERS ALL-CAP VALUE FUND
     Ref. (Account Number)

     Federal funds purchases will be accepted only on a day on which the NYSE and PNC Bank, NA are open for business.

     ADDITIONAL INVESTMENTS. Additional investments may be made at any time (minimum investment $5,000) by purchasing Shares of any Fund at NAV by mailing a check to the Transfer Agent at the address noted above under "Initial Investment by Mail" (payable to Boston Partners All-Cap Value Fund) or by wiring monies to PNC Bank, NA as outlined above under "Initial Investment by Wire." For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected.

     AUTOMATIC INVESTMENT PLAN. Additional investments in Shares of the Funds may be made automatically by authorizing the Transfer Agent to withdraw funds from your bank account through an Automatic Investment Plan ($5,000 minimum). Investors desiring to participate in an Automatic Investment Plan should call the Transfer Agent at (888) 261-4073 to obtain the appropriate forms.

     RETIREMENT PLANS. Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PFPC Trust Company acts as custodian. For further information as to applications and annual fees, contact the Transfer Agent at (888) 261-4073. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with a tax adviser.

     OTHER PURCHASE INFORMATION. The Company reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Funds. The Adviser will monitor each Fund's total assets and may decide to close any of the Funds at any time to new investments or to new accounts due to concerns that a significant increase in the size of a Fund may adversely affect the implementation of the Fund's strategy. The Adviser may also choose to reopen a closed Fund to new investments at any time, and may subsequently close such Fund again should concerns regarding the Fund's size recur. If a Fund closes to new investments, the closed Fund would be offered only to certain existing shareholders of the Fund and certain other persons, who are generally subject to cumulative, maximum purchase amounts, as follows:

     a. persons who already hold shares of the closed Fund directly or through accounts maintained by brokers by arrangement with the Company,

     b. existing and future clients of financial advisers and planners whose clients already hold shares of the closed Fund, and

     c.  employees of the Adviser and their spouses, parents and children.

     Other persons who are shareholders of other Boston Partners Funds are not permitted to acquire shares of the closed Fund by exchange. Distributions to all shareholders of the closed Fund will continue to be reinvested unless a shareholder elects otherwise. The Adviser reserves the right to implement other purchase limitations at the time of closing, including limitations on current shareholders.

REDEMPTION OF FUND SHARES

     You may redeem Shares of the Funds at the next NAV calculated after a redemption request is received by the Transfer Agent in proper form. You can only redeem Shares on days the NYSE is open and through the means described below.

     You may redeem Shares of each Fund by mail, or, if you are authorized, by telephone. The value of Shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by a Fund. There is no charge for a redemption.

     REDEMPTION BY MAIL. Your redemption requests should be addressed to BOSTON PARTNERS ALL-CAP VALUE FUND, c/o PFPC Inc., P.O. Box 8852, Wilmington, DE 19899-8852 and must include:

     a. a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

     b. any required signature guarantees, which are required when (i) the redemption request proceeds are to be sent to someone other than the registered shareholder(s) or (ii) the redemption request is for $10,000 or more. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

     c. other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

     REDEMPTION BY TELEPHONE. In order to request a telephone redemption, you must have returned your account application containing a telephone election. To add a telephone redemption option to an existing account, contact the Transfer Agent by calling (888) 261-4073 for a Telephone Authorization Form.

     Once you are authorized to utilize the telephone redemption option, a redemption of Shares may be requested by calling the Transfer Agent at (888) 261-4073 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. If the telephone redemption option or the telephone exchange option (as described below) is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding and shareholders, not the Company or the Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Company or the Transfer Agent to be genuine. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.


     SYSTEMATIC WITHDRAWAL PLAN. If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to the Transfer Agent at P.O. Box 8852, Wilmington Delaware 19899-8852. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value. To provide funds for payment, Shares will be redeemed in such amount as is necessary at the redemption price. The systematic withdrawal of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a systematic withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

     You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction and the Share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by the Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Fund's transfer agent at least ten Business Days prior to the end of the month preceding a scheduled payment.

     INVOLUNTARY REDEMPTION. The Company reserves the right to redeem a shareholder's account in any Fund at any time the net asset value of the account in such Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in a Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

     OTHER REDEMPTION INFORMATION. Redemption proceeds for Shares of the Funds recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

     Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

     If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The Funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

EXCHANGE PRIVILEGE

     The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Investor Shares of any Boston Partners Fund for Investor Shares of another Boston Partners Fund, up to six (6) times per year. A shareholder may also exchange Investor Shares of any Boston Partners Fund for Institutional Shares of any Boston Partners Fund if the exchange satisfies the minimum initial investment of $100,000 for Institutional Shares. Such exchanges will be effected at the net asset value of the exchanged Investor Shares and the net asset value of the shares to be acquired next determined after PFPC's receipt of a request for an exchange. An exchange of Boston Partners Small Cap Value Fund II or Boston Partners Long/Short Equity Fund Shares held for less than 1 year (with the exception of Shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to a transaction fee of 1.00% with respect to the Boston Partners Small Cap Value Fund II and 2.00% with respect to the Boston Partners Long/Short Equity Fund. An exchange of Shares will be treated as a sale for federal income tax purposes. A shareholder may make an exchange by sending a written request to the Transfer Agent or, if authorized, by telephone (see "Redemption by Telephone" above).

     If the exchanging shareholder does not currently own Investor Shares of the Fund whose Shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. See "Redemption By Mail" for information on signature guarantees. The exchange privilege may be modified or terminated at any time, or from time to time, by the Company, upon 60 days' written notice to shareholders.

     If an exchange is to a new account in a Fund advised by the Adviser, the dollar value of the Shares acquired must equal or exceed the Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed the Fund's minimum for additional investments. If an amount remains in the Fund from which the exchange is being made that is below the minimum account value required, the account will be subject to involuntary redemption.

     The Funds' exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transaction costs, the Funds have established a policy of limiting excessive exchange activity. Shareholders are entitled to six (6) exchange redemptions (at least 30 days apart) from each Fund during any twelve-month period. Notwithstanding these limitations, the Funds reserve the right to reject any purchase request (including exchange purchases from other Boston Partners Funds) that is deemed to be disruptive to efficient portfolio management.

DIVIDENDS AND DISTRIBUTIONS

     Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

     Each Fund will declare and pay dividends from net investment income annually. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Funds at least annually.

TAXES

     Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your Shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional Shares. You will be notified annually of the tax status of distributions to you.

     You should note that if you purchase Shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of a portion of your purchase price. This is known as "buying into a dividend."

     You will recognize taxable gain or loss on a sale, exchange or redemption of your Shares, including an exchange for Shares of another Fund, based on the difference between your tax basis in the Shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held Shares.) Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

     Any loss realized on Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the Shares.

     The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

     Shareowners may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. Shareowners should consult their tax advisers regarding the tax status of distributions in their state and locality.

     The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

MULTI-CLASS STRUCTURE

     Each Fund also offers Institutional Shares, which are offered directly to institutional investors in a separate prospectus. Shares of each class of the Funds represent equal pro rata interests and accrue dividends and calculate net asset value and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on Investor Shares of a Fund can be expected to differ from the total return on Institutional Shares of the same Fund. Information concerning Institutional class shares of the Funds can be requested by calling the Fund at
(888) 261-4073.

NO  PERSON  HAS  BEEN   AUTHORIZED   TO  GIVE  ANY   INFORMATION   OR  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

APPENDIX A
================================================================================

PRIOR PERFORMANCE OF SIMILARLY ADVISED ACCOUNTS OF THE ADVISER

     The following table sets forth the Adviser's composite performance data relating to the historical performance of all discretionary private accounts managed by the Adviser that have investment objectives, policies, and strategies substantially similar to the Fund. The information is provided to illustrate the past performance of the Adviser in managing substantially similar accounts as measured against the Russell 3000 Value Index and does not represent the performance of the Fund. Investors should not consider this performance data as a substitute for the performance of the Fund nor should investors consider this data as an indication of future performance of the Fund or of the Adviser. The Russell 3000 Value Index is unmanaged and investors cannot invest directly in the Index.

                                                              AVERAGE ANNUAL TOTAL
                                                      RETURN FOR THE PERIOD ENDED 12/31/01
                                                                                              SINCE
                                       1 YEAR         3 YEARS          5 YEARS         INCEPTION (6/1/95)
                                       ------         -------          -------         ------------------
Premium Equity Private Account
   Net Composite Performance            14.32%         16.40%           14.49%               18.12%
Russell 3000 Value Index                (4.33%)         3.30%           11.02%               14.27%

     The Adviser's composite performance information was calculated on a time-weighted and asset-weighted total return basis which includes realized and unrealized gains and losses plus income, as recommended by the Association for Investment Management and Research ("AIMR"). The composite performance is net of applicable investment management fees, brokerage commissions, execution costs and custodian fees, without provision for federal and state taxes, if any. Total return performance of the Fund will be calculated in accordance with the regulations of the SEC. The SEC standardized average annual total return is neither time-weighted nor asset-weighted and is determined for specified periods by computing the annualized percentage change in the value of an initial amount that is invested in a share class of the Fund at the maximum public offering price. Investors should be aware that the differences in methodology between AIMR and SEC requirements could result in different performance data for identical time periods.

     All returns presented reflect the reinvestment of dividends and other earnings. The weighted-average expenses of the private accounts used in calculating the Adviser's net composite performance data were 0.58% annualized, which are lower than the estimated expenses of the Fund stated under "Expenses and Fees" above. The performance of the private accounts would have been lower if they had been subject to the expenses of the Fund. In addition, the private accounts are not subject to the same diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 and Subchapter M of the Internal Revenue Code. Consequently, the performance results of the Adviser's composite could have been adversely affected if the private accounts had been regulated as investment companies under the federal securities laws.

                         BOSTON PARTNERS FAMILY OF FUNDS
                                       OF
                               THE RBB FUND, INC.
                                 (888) 261-4073
                       http://www.bostonpartnersfunds.com


FOR MORE INFORMATION:
This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the BOSTON PARTNERS FAMILY OF FUNDS is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT
These reports will contain additional information about the Fund's investments, describe Fund performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report will include fund strategies that significantly affected the Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)
A Statement of Additional Information, dated July 1, 2002 (SAI), has been filed with the Securities and Exchange Commission. The SAI, which includes additional information about the BOSTON PARTNERS FAMILY OF FUNDS, may be obtained free of charge, along with the annual and semi-annual reports, by calling (888) 261-4073. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.


SHAREHOLDER INQUIRIES
Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday-Friday. Call: (888) 261-4073 or visit the website of Boston Partners Asset Management, L.P. at http://www.bostonpartnersfunds.com.

PURCHASES AND REDEMPTIONS
Call (888) 261-4073.

WRITTEN CORRESPONDENCE
Post Office Address:
   BOSTON PARTNERS FAMILY OF FUNDS, c/o PFPC Inc., PO Box 8852,
     Wilmington, DE 19899-8852
Street Address:
   BOSTON PARTNERS FAMILY OF FUNDS, c/o PFPC Inc., 400 Bellevue Parkway,
     Wilmington, DE 19809

SECURITIES AND EXCHANGE COMMISSION (SEC)
You may also view and copy information about The RBB Fund, Inc. and the funds, including the SAI, by visiting the SEC's Public Reference Room in Washington, DC or the EDGAR Database on the SEC's Internet site at www.sec.gov. You may also obtain copies of fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: PUBLICINFO@SEC.GOV, or by sending your written request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. You may obtain information on the operation of the public reference room by calling the SEC at 1-202-942-8090.

                    INVESTMENT COMPANY ACT FILE NO. 811-05518

                                 BOSTON PARTNERS

                                 FAMILY OF FUNDS

                                       OF

                               THE RBB FUND, INC.

                       Institutional and Investor Classes

                       Boston Partners All-Cap Value Fund

                       STATEMENT OF ADDITIONAL INFORMATION


                                  JULY 1, 2002

     This Statement of Additional Information ("SAI") provides information about the Boston Partners All-Cap Value Fund (the "Fund") of The RBB Fund, Inc. (the "Company"). This information is in addition to the information contained in Boston Partners All-Cap Value Fund Prospectuses dated July 1, 2002 (the "Prospectuses").


     This SAI is not a prospectus. It should be read in conjunction with the Prospectuses and the Fund's Annual Report. The financial statements and notes contained in the Annual Report will be incorporated by reference into this SAI. Copies of the Prospectuses and Annual Report may be obtained by calling toll-free (888) 261-4073.

                                TABLE OF CONTENTS

                                                                           PAGE

GENERAL INFORMATION.......................................................... 3
INVESTMENT INSTRUMENTS AND POLICIES.......................................... 3
INVESTMENT LIMITATIONS.......................................................19
MANAGEMENT OF THE COMPANY....................................................22
         Directors and Officers..............................................22
         Directors' Compensation.............................................26
         Code of Ethics......................................................26
CONTROL PERSONS..............................................................27
INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS.................37
         Advisory Agreements.................................................37
         Custodian and Transfer Agency Agreements............................38
         Administration Agreement............................................39
         Distribution Agreement..............................................39
         Administrative Services Agent.......................................40
PORTFOLIO TRANSACTIONS.......................................................40
PURCHASE AND REDEMPTION INFORMATION..........................................41
VALUATION OF SHARES..........................................................43
PERFORMANCE INFORMATION......................................................43
TAXES .......................................................................44
ADDITIONAL INFORMATION CONCERNING RBB SHARES.................................45

FINANCIAL STATEMENTS.........................................................47

MISCELLANEOUS................................................................48
         Counsel.............................................................48
         Independent Accountants.............................................48
APPENDIX A..................................................................A-1

                               GENERAL INFORMATION


     RBB was organized as a Maryland corporation on February 29, 1988 and is an open-end management investment company currently operating or proposing to operate fourteen separate investment portfolios. This Statement of Additional Information pertains to Institutional and Investor Shares representing interests in the diversified Fund offered by the Prospectuses dated July 1, 2002.


                       INVESTMENT INSTRUMENTS AND POLICIES

     The following supplements the information contained in the Prospectuses concerning the investment objectives and policies of the Fund.

     EQUITY MARKETS.

     The Fund invests primarily in equity markets at all times. Equity markets can be highly volatile, so that investing in the Fund involves substantial risk. As a result, investing in the Fund involves the risk of loss of capital.

     MICRO CAP, SMALL CAP AND MID CAP STOCKS.

     Securities of companies with micro, small and mid-size capitalizations tend to be riskier than securities of companies with large capitalizations. This is because micro, small and mid cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of micro, small and mid cap companies tend to be less certain than large cap companies, and the dividends paid on micro, small and mid cap stocks are frequently negligible. Moreover, micro, small and mid cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of micro, small and mid cap companies tend to be more volatile than those of large cap companies. The market for micro and small cap securities may be thinly traded and as a result, greater fluctuations in the price of micro and small cap securities may occur.

     MARKET FLUCTUATION.

     Because the investment alternatives available to the Fund may be limited by the specific objectives of that Fund, investors should be aware that an investment in the Fund may be subject to greater market fluctuation than an investment in a portfolio of securities representing a broader range of investment alternatives. In view of the specialized nature of the investment activities of the Fund, an investment in the fund should not be considered a complete investment program.

     LENDING OF PORTFOLIO SECURITIES.


     The Fund may lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Fund's investment adviser to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Securities lending arrangements may represent no more than one-third the value of the Fund's total assets (including the loan collateral). Any loans of the Fund's securities will be fully collateralized and marked to market daily.

     BORROWING.

     The Fund may borrow up to 33 1/3 percent of its respective total assets. The Adviser intends to borrow only for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities, or to facilitate settlement transactions on portfolio securities. Investments will not be made when borrowings exceed 5% of the fund's total assets. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. The Fund expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. If the securities held by the Fund should decline in value while borrowings are outstanding, the net asset value of the Fund's outstanding shares will decline in value by proportionately more than the decline in value suffered by the Fund's securities. As a result, the Fund's share price may be subject to greater fluctuation until the borrowing is paid off. The Fund's short sales and related borrowing are not subject to the restrictions outlined above.

     INDEXED SECURITIES.

     The Fund may invest in indexed securities whose value is linked to securities indices. Most such securities have values which rise and fall according to the change in one or more specified indices, and may have characteristics similar to direct investments in the underlying securities. Depending on the index, such securities may have greater volatility than the market as a whole. The Fund may also invest in exchange-traded funds, which generally track their related indices and trade like an individual stock throughout the trading day. The Fund does not presently intend to invest more than 5% of its respective net assets in indexed securities and exchange-traded funds.

     HOLDRS.

     The Fund may invest in Holding Company Depository Receipts ("HOLDRS"). HOLDRS represent trust-issued receipts that represent individual and undivided beneficial ownership interests in the common stock or ADRs of specific companies in a particular industry, sector or group. The Fund does not presently intend to invest more than 5% of its respective net assets in HOLDRS.

     REPURCHASE AGREEMENTS.

     The Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. The financial institutions with whom the Fund may enter into repurchase agreements will be banks which the Adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Adviser will consider the creditworthiness of a seller in determining whether to have the Fund enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

     REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS.

     The Fund may enter into reverse repurchase agreements with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests) when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund's agreement to repurchase the securities at an agreed-upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement and will monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase and the interest received on the cash exchanged for the securities. The Fund may also enter into "dollar rolls," in which it sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund would forgo principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. The return on dollar rolls may be negatively impacted by fluctuations in interest rates. The Fund does not presently intend to engage in reverse repurchase transactions involving more than 5% of its net assets. The Fund does not presently intend to engage in dollar roll transactions involving more than 5% of its net assets.

     PURCHASE WARRANTS.

     The Fund may invest in purchase warrants and similar rights. Purchase warrants are privileges issued by a corporation which enable the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short lifespan to expiration. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrants' expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. The Fund may not invest more than 5% of its net assets in purchase warrants and similar rights.

     U.S. GOVERNMENT OBLIGATIONS.

     The Fund may purchase U.S. Government agency and instrumentality obligations that are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some obligations of agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Government or by U.S. Treasury guarantees, such as securities of the Government National Mortgage Association and the Federal Housing Authority; others, by the ability of the issuer to borrow, provided approval is granted, from the U.S. Treasury, such as securities of the Federal Home Loan Mortgage Corporation and others, only by the credit of the agency or instrumentality issuing the obligation, such as securities of the Federal National Mortgage Association and the Federal Loan Banks. U.S. Government obligations that are not backed by the full faith and credit of the U.S. Government are subject to greater risks than those that are. U.S. Government obligations that are backed by the full faith and credit of the U.S. Government are subject to interest rate risk.

     The Fund's net assets may be invested in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. Government, including options and futures on such obligations. The maturities of U.S. Government securities usually range from three months to thirty years. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, the Asian-American Development Bank and the Inter-American Development Bank. The Fund does not presently intend to invest more than 5% of its net assets in U.S. Government obligations.

     ILLIQUID SECURITIES.

     The Fund may not invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Illiquid securities include: repurchase agreements and time deposits with a notice or demand period of more than seven days; certain restricted securities, such as those purchased in a private placement of securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act and, therefore, is liquid; and certain over-the-counter options. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. With respect to the Fund, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

     Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     The Fund may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Fund's adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

     The Adviser will monitor the liquidity of restricted securities held by the Fund under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     SECURITIES OF UNSEASONED ISSUERS.

     The Fund may invest in securities of unseasoned issuers, including equity securities of unseasoned issuers which are not readily marketable, provided the aggregate investment in such securities would not exceed 5% of net assets for the Fund. The term "unseasoned" refers to issuers which, together with their predecessors, have been in operation for less than three years.

     INITIAL PUBLIC OFFERINGS

     The Fund may participate as a purchaser in initial public offerings of securities ("IPOs"). An IPO is a company's first offering of stock to the public. An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned training, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

     CONVERTIBLE SECURITIES.

     The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. While no securities investment is completely without risk, investments in convertible securities generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

     The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

     A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. The Fund does not presently intend to invest more than 10% of its net assets, in convertible securities, or securities received by the Fund upon conversion thereof.

     HEDGING INVESTMENTS.

     At such times as the Adviser deems it appropriate and consistent with the Fund's investment objective, the Fund may invest in options, financial futures contracts and options on financial futures contracts. The purpose of such transactions is to hedge against changes in the market value of securities in the Fund caused by fluctuating interest rates and to close out or offset its existing positions in such futures contracts or options as described below. Such instruments will not be used for speculation. Futures contracts, options and options on futures are discussed below.

     FUTURES CONTRACTS.

     The Fund may invest in financial futures contracts with respect to those securities listed on the S & P 500 Stock Index ("Index Futures"). Financial futures contracts obligate the seller to deliver a specific type of security called for in the contract, at a specified future time, and for a specified price. Financial futures contracts may be satisfied by actual delivery of the securities or, more typically, by entering into an offsetting transaction. In contrast to purchases of a common stock, no price is paid or received by the Fund upon the purchase of a futures contract. Upon entering into a futures contract, the Fund will be required to deposit with its custodian in a segregated account in the name of the futures broker a specified amount of cash or securities. This is known by participants in the market as "initial margin." The type of instruments that may be deposited as initial margin, and the required amount of initial margin, are determined by the futures exchange(s) on which the Index Futures are traded. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker, will be made on a daily basis as the price of the S&P 500 Index fluctuates, making the position in the futures contract more or less valuable, a process known as "marking to the market." For example, when the Fund has purchased an Index Future and the price of the S&P 500 Index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Fund has purchased an Index Future and the price of the S&P 500 Index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. When the Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a gain or a loss.

     The price of Index Futures may not correlate perfectly with movement in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the S&P 500 Index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions.

     There are risks that are associated with the use of futures contracts for hedging purposes. In certain market conditions, as in a rising interest rate environment, sales of futures contracts may not completely offset a decline in value of the portfolio securities against which the futures contracts are being sold. In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuations. Risks in the use of futures contracts also result from the possibility that changes in the market interest rates may differ substantially from the changes anticipated by the Fund's investment adviser when hedge positions were established. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The Fund does not presently intend to invest more than 5% of its net assets in futures contracts.

     OPTIONS.

     The Fund may buy put options and buy call options and write covered call and secured put options. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

     Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. The Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are held in a segregated account) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian a portfolio of securities substantially replicating the movement of the index, or liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the Fund segregates liquid assets in the amount of the difference. The Fund will write put options only if they are "secured" by segregated liquid assets in an amount not less than the exercise price of the option at all times during the option period.

     The Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

     When the Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between the last bid and asked prices. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     There are several risks associated with transactions in certain options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (an "Exchange"), may be absent for reasons, which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     OPTIONS ON FUTURES.

     The Fund may purchase and write call and put options on futures contracts with respect to those securities listed on the S&P 500 Stock Index and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements. Net option premiums received will be included as initial margin deposits. As an example, in anticipation of a decline in interest rates, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of the securities held by the Fund is expected to decline as a result of an increase in interest rates, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. The purchase of put options on futures contracts is a means of hedging against the risk of rising interest rates. The purchase of call options on futures contracts is a means of hedging against a market advance when the Fund is not fully invested.

     Investments in futures options involve the same considerations that are involved in connection with investments in options. In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

     There is no assurance that the Fund will be able to close out its financial futures positions at any time, in which case it would be required to maintain the margin deposits on the contract. There can be no assurance that hedging transactions will be successful, as there may be imperfect correlations (or no correlations) between movements in the prices of the futures contracts and of the securities being hedged, or price distortions due to market conditions in the futures markets. Such imperfect correlations could have an impact on the Fund's ability to effectively hedge its securities. The Fund does not presently intend to invest more than 5% of its net assets in options on futures.

     PAY-IN-KIND SECURITIES AND SPECIAL SITUATION BONDS.

     To the extent consistent with its investment objective, the Fund may invest up to 5% of its net assets in pay-in-kind ("PIK") securities and special situation bonds. PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similarly, zero coupon and capital appreciation bonds are debt securities issued or sold at a discount from their face value and do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. Such securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can either be senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

     PIK securities, zero coupon bonds and capital appreciation bonds involve the additional risk that, unlike securities that periodically pay interest to maturity, the Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, the Fund may obtain no return at all on its investment. In addition, even though such securities may not provide for the payment of current interest in cash, the Fund is nonetheless required to accrue income on such investments for each taxable year and generally is required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. Because no cash is generally received at the time of the accrual, the Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy federal tax distribution requirements applicable to the Fund. Additionally, the market prices of PIK securities, zero coupon bonds and capital appreciation bonds generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.

     Investments in special situation bonds also present special risk considerations. Special situation bonds are considered lower quality securities by traditional investment grade standards. While any investment carries risk, certain risks associated with lower quality securities are different from those for investment grade securities. The risk of loss through default is greater because lower quality securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of the Fund's net asset value per share.

     The market value of lower quality securities tends to reflect individual corporate developments to a greater extent than that of higher quality securities. Lower quality securities are often issued in connection with a corporate reorganization or restructuring, a bankruptcy, or as a part of a merger, acquisition, takeover or similar event. Such issuers are often highly leveraged, may not have available to them more traditional methods of financing and are generally less able than more established or less leveraged entities to make scheduled payments of principal and interest in the event of adverse economic developments or business conditions.

     If an anticipated transaction associated with the issuance of such securities does not in fact occur, the Fund may be required to sell its investment at a loss. Because there is substantial uncertainty concerning the outcome of transactions involving highly leveraged or financially troubled companies, there is a potential risk of loss by the Fund of its entire investment in such securities. A holder's risk of loss from default is significantly greater for lower quality securities than is the case for holders of higher quality or investment grade securities. Even if such securities are held to maturity, recovery by the Fund of its initial investment and any anticipated income or appreciation will be uncertain. The Fund may also incur additional expenses in seeking recovery on defaulted securities.

     The secondary market for lower quality securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher quality securities. In addition, market trading volume for such securities is generally lower and the secondary market could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the market price and the Fund's ability to dispose of particular portfolio investments. A less developed secondary market may also make it more difficult for the Fund to obtain precise valuations of the lower quality securities in its portfolio.

     STRUCTURED SECURITIES.

     The Fund may invest up to 5% of its net assets in structured securities to the extent consistent with its investment objective. The value of the principal of and/or interest on structured securities is determined by reference to changes in the value of specific currencies, commodities, securities, indices or other financial indictors (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Examples of structured securities include, but are not limited to, notes where the principal repayment at maturity is determined by the value of the relative change in two or more specified securities or securities indices.

     The terms of some structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, the Fund could suffer a total loss of its investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rate or the value of the security at maturity may be a multiple of the changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities due to their derivative nature.

     BANK AND CORPORATE OBLIGATIONS.

     The Fund may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Investment in obligations of foreign banks or foreign branches of U.S. banks may entail risks that are different from those of investments in obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

     The Fund may invest in debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. See Appendix "A" for a description of corporate debt ratings.

     WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS.

     When the Fund agrees to purchase securities on a when-issued basis or enters into a forward commitment to purchase securities, the Custodian will set aside cash, U.S. government securities or other liquid assets equal to the amount of the purchase or the commitment in a separate account. The market value of the separate account will be monitored and if such market value declines, the Fund will be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments.

     The Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a capital gain or loss.

     The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the Fund's net asset value starting on the day that the Fund agrees to purchase the securities. The Fund does not earn interest on the securities committed to purchase until the securities are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities, the proceeds to be received upon settlement are included in the Fund's assets, and fluctuations in the value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

     COMMERCIAL PAPER.

     The Fund may purchase commercial paper rated (at the time of purchase) "A-1" by S&P or "Prime-1" by Moody's or, when deemed advisable by the Fund's Adviser, issues rated "A-2" or "Prime-2" by S&P or Moody's, respectively. These rating symbols are described in Appendix "A" hereto. The Fund may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Fund's Adviser pursuant to guidelines approved by the Board of Directors. Commercial paper issues in which the Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "Securities Act") in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration, which is afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. The Fund does not presently intend to invest more than 5% of its net assets in commercial paper.

     FOREIGN SECURITIES.

     The Fund may invest in foreign securities (including equity securities of foreign issuers trading in U.S. Markets), either directly or indirectly through American Depositary Receipts and through Global or European Depositary Receipts. ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or pool of securities issued by a foreign issuer and deposited with the depository. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in United States dollars; the underlying security may be denominated in a foreign currency. GDRs and EDRs are securities that represent ownership interests in a security or pool of securities issued by a non-U.S. or U.S. corporation. Depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depository, whereas an unsponsored facility is established by the depository without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Investments in depositary receipts do not eliminate the risks in investing in foreign issuers. The underlying security may be subject to foreign government taxes which would reduce the yield on such securities. Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about the issuers, less market liquidity and political stability. Future political and economic information, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on foreign obligations.

     Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the United States. Settlement mechanics (e.g., mail service between the United States and foreign countries) may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

     Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of Fund securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the securities, or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     Although the Fund may invest in securities denominated in foreign currencies, the Fund values its securities and other assets in U.S. dollars. As a result, the net asset value of the Fund's shares may fluctuate with U.S. dollar exchange rates as well as the price changes of the Fund's securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the price of the Fund's securities in their local markets. Conversely, a decrease in the value of the U.S. dollar may have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Fund's securities in its foreign markets. In addition to favorable and unfavorable currency exchange rate developments, the Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

     SHORT SALES.

     The Fund may enter into short sales. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

     Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position in accordance with positions taken by the Staff of the Securities and Exchange Commission.

     The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale. The Fund may purchase call options to provide a hedge against an increase in the price of a security sold short by the Fund. See "Futures and Options" above.

     The Fund anticipates that the frequency of short sales will vary substantially in different periods, and it does not intend that any specified portion of its assets, as a matter of practice, will be invested in short sales. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 100% of the value of the Fund's net assets.

     SHORT SALES "AGAINST THE BOX."

     In addition to the short sales discussed above, the Fund may make short sales "against the box," a transaction in which the Fund enters into a short sale of a security that the Fund owns. The proceeds of the short sale will be held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. It currently is anticipated that the Fund will make short sales against the box for purposes of protecting the value of the Fund's net assets.

     In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or a qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Fund's long position. The Fund will not engage in short sales against the box for speculative purposes. The Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price, but also wishes possibly to defer recognition of gain or loss for federal income tax purposes. (A short sale against the box will defer recognition of gain for federal income tax purposes only if the Portfolio subsequently closes the short position by making a purchase of the relevant securities no later than 30 days after the end of the taxable year. The original long position must also be held for the sixty days after the short position is closed.) In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

     EUROPEAN CURRENCY UNIFICATION.

     Many European countries have adopted a single European currency, the euro. On January 1, 1999, the euro became legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank has been created to manage the monetary policy of the new unified region. On the same date, the exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002.

     This change is likely to significantly impact the European capital markets in which the Fund may invest and may result in the Fund facing additional risks in pursuing its investment objective. These risks, which include, but are not limited to, uncertainty as to proper tax treatment of the currency conversion, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of the Fund's net asset value per share.

     FORWARD CURRENCY TRANSACTIONS.

     The Fund's participation in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The purpose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Fund will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of the Fund's assets, but will be employed as necessary to correspond to particular transactions or positions. The Fund may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular currency. When the Fund engages in forward currency transactions, certain asset segregation requirements must be satisfied to ensure that the use of foreign currency transactions is unleveraged. When the Fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When the Fund takes a short position in a forward currency contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when the Fund "covers" a forward currency position generally by entering into an offsetting position.

     The transaction costs to the Fund of engaging in forward currency transactions vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Adviser may be incorrect in its expectations as to currency fluctuations, and the Fund may incur losses in connection with its currency transactions that it would not otherwise incur. If a price movement in a particular currency is generally anticipated, the Fund may not be able to contract to sell or purchase that currency at an advantageous price.

     At or before the maturity of a forward sale contract, the Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

     FOREIGN CURRENCY EXCHANGE TRANSACTIONS.

     In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather may allow the Fund to establish a rate of exchange for a future point in time.

     The Fund may enter into forward foreign currency exchange contracts in several circumstances. When entering into a contract for the purchase or sale of a security, the Fund may enter into a contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

     When the Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the securities held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will generally not be possible to precisely match the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. While forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. The Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars. In addition, the Adviser may purchase or sell forward foreign currency exchange contracts for the Fund for non-hedging purposes when the Adviser anticipates that the foreign currency will appreciate or depreciate in value.

     A separate account consisting of liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations, equal to the amount of the Fund's assets that could be required to consummate forward contracts will be established with the Fund's Custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if the Fund holds a forward contract (or put option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

     MONEY MARKET INSTRUMENTS.

     The Fund may invest in "money market instruments," for purposes of temporary defensive measures which include, among other things, bank obligations. Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Such deposits are not FDIC insured and the Fund bears the risk of bank failure. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Fund will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Adviser believes that the risks associated with such investment are minimal. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities.


                             INVESTMENT LIMITATIONS

     The Fund has adopted the following fundamental investment limitations which may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined in Section 2(a)(42) of the 1940 Act). As used in this Statement of Additional Information and in the Prospectuses, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the particular class, series or Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Fund. The Fund's investment goals and strategies described in the Prospectuses may be changed by the Company's Board of Directors without the approval of the Fund's shareholders. The Fund may not:

     1. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and may enter into dollar rolls for temporary purposes in amounts up to one-third of the value of the Fund's respective total assets at the time of such borrowing and provided that there is at least 300% asset coverage for the borrowings of the Fund. The Fund may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. However the amount shall not be in excess of the lesser of the dollar amounts borrowed or 33 1/3% of the value of the Fund's total assets at the time of such borrowing, provided that: (a) short sales and related borrowings of securities are not subject to this restriction; and (b) for the purposes of this restriction, collateral arrangements with respect to options; short sales; stock index, interest rate, currency or other futures; options on futures contracts; collateral arrangements with respect to initial and variation margin and collateral arrangements with respect to swaps and other derivatives are not deemed to be a pledge or other encumbrance of assets, and provided that any collateral arrangements with respect to the writing of options, futures contracts and options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets. The Fund will not purchase securities while aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of total assets. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation; (For purposes of this Limitation No. 1, any collateral arrangements with respect to, if applicable, the writing of options and futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets).

     2. Issue any senior securities, except as permitted under the 1940 Act; (For purposes of this Limitation No. 2, neither the collateral arrangements with respect to options and futures identified in Limitation No. 1, nor the purchase or sale of futures or related options are deemed to be the issuance of senior securities).

     3. Act as an underwriter of securities within the meaning of the Securities Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

     4. Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest: (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein; or
         (b) in real estate investment trusts;

     5. Purchase or sell commodities or commodity contracts, except that the Fund may deal in forward foreign exchanges between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

     6. Make loans, except through loans of portfolio instruments and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, loan participations and assignments, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan;

     7. Invest 25% or more of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); or

     8. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

     The Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

     Securities held by the Fund generally may not be purchased from, sold or loaned to the Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act.

     If a percentage restriction under one of the Fund's investment policies or limitations or the use of assets is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation (except with respect to any restrictions that may apply to borrowings or senior securities issued by the Fund).

                            MANAGEMENT OF THE COMPANY

     DIRECTORS AND OFFICERS

     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Directors and executive officers of the Company, their ages, business addresses and principal occupations during the past five years are:

     INDEPENDENT DIRECTORS*:




                             POSITION(S)     TERM OF OFFICE
                              HELD WITH       AND LENGTH OF
NAME, ADDRESS AND AGE**        COMPANY        TIME SERVED***  PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS

Julian A. Brodsky              Director        Since 1988     Director and Vice Chairman, since 1969, Comcast
Age: 68                                                       Corporation (cable television and communications);
                                                              Director, NDS Group PLC.


Francis J. McKay               Director        Since 1988     Since 1963, Vice President, Fox Chase Cancer Center
Age: 66                                                       (biomedical research and medical care).



Arnold M. Reichman             Director        Since 1991     Director, Gabelli Partners, L.P. (an investment
Age: 53                                                       partnership) since December 2000; Chief Operating Officer
                                                              and member of the Board of Directors of Outercurve
                                                              Technologies (wireless enabling services) until April
                                                              2001; Chief Operating Officer and a member of the
                                                              Executive Operating Committee of Warburg Pincus Asset
                                                              Management, Inc.; Executive Officer and Director of Credit
                                                              Suisse Asset Management Securities, Inc. (formerly
                                                              Counselors Securities, Inc.) and Director/Trustee of
                                                              various investment companies advised by Warburg Pincus
                                                              Asset Management, Inc. until September 15, 1999; Prior to
                                                              1997, Managing Director of Warburg Pincus Asset
                                                              Management, Inc.




         INTERESTED DIRECTORS*:

Robert Sablowsky               Director       Since 1991      Executive Vice President of Fahnestock Co., Inc. (a
Age: 63                                                       registered broker-dealer).

Marvin E. Sternberg            Director       Since 1988      Since 1974, Chairman, Director and President, Moyco
Age: 67                                                       Technologies, Inc. (manufacturer of precision coated and
                                                              industrial abrasives).




                                 NUMBER OF
                              PORTFOLIOS IN
                               FUND COMPLEX
                                OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS AND AGE**          DIRECTOR****    DIRECTOR*****

Julian A. Brodsky                    14          Director: Comcast Corporation
Age: 68                                          (cable television and
                                                 communications).


Francis J. McKay                     14          None
Age: 66



Arnold M. Reichman                   14          None
Age: 53



Donald van Roden                     14          None
Age: 77


         INTERESTED DIRECTOR

Robert Sablowsky 1                   14          None
Age: 63

Marvin E. Sternberg 1                14          Chairman and Director:
Age: 67                                          Moyco Technologies, Inc.
                                                 (manufacturer of precision
                                                 coated and industrial
                                                 abrasives).

1 Mr. Sablowsky is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker dealer. Mr. Sternberg is considered an "interested Director" of the Company by virtue of his banking transactions with PNC Bank, an affiliate of one of the Company's investment advisers.
* Directors who are not deemed to be "interested persons" of the Company as defined in the 1940 Act are referred to as "independent Directors." Directors who are deemed to be "interested persons" of the Company are referred to as "interested Directors".
** Each Director may be contacted by writing to the Director, c/o Edward J. Roach, The RBB Fund, Inc., Suite 100, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, DE 19809.
*** Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected, at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders.
**** The RBB Fund, Inc. consists of 14 portfolios, including the portfolio described in this Statement of Additional Information. The Fund Complex includes the Company and all other registered investment companies for which the investment advisers of the Company or their affiliates serve as investment adviser.
***** This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

                                    22 and 23

         OFFICERS OF THE COMPANY:


                                    POSITIONS HELD    TERM OF OFFICE
        NAME, ADDRESS AND AGE          WITH THE        AND LENGTH OF
                                        COMPANY         TIME SERVED*
Edward J. Roach                        President         Since 1991
Suite 100                              Treasurer         Since 1988
Bellevue Park Corporate Center
400 Bellevue Parkway
Wilmington, DE  19809
Age: 77


Timothy K. Biedrzycki                  Secretary         Since 2000
Suite 100                              Assistant
Bellevue Park Corporate Center         Treasurer         Since 1998
400 Bellevue Parkway
Wilmington, DE  19809
Age: 53





        NAME, ADDRESS AND AGE
                                                           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
Edward J. Roach                   Certified Public Accountant; Vice Chairman of the Board, Fox Chase Cancer Center; Trustee
Suite 100                         Emeritus, Pennsylvania School for the Deaf; Trustee Emeritus, Immaculata College; President or
Bellevue Park Corporate Center    Vice President and Treasurer of various investment companies advised by subsidiaries of PNC Bank
400 Bellevue Parkway              Corp. (1981-1997); Managing General Partner and Treasurer of Chestnut Street Exchange Fund;
Wilmington, DE  19809             Director of the Bradford Funds, Inc. (1996-2000).
Age: 77


Timothy K. Biedrzycki             Director and Vice President, PFPC, Inc., since 1998; Director and Vice President, Federated
Suite 100                         Services Company (1994-1997).
Bellevue Park Corporate Center
400 Bellevue Parkway
Wilmington, DE  19809
Age: 53


* Each officer shall hold office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed, or becomes disqualified.

     STANDING BOARD COMMITTEES

     The Board of Directors has established three standing committees in connection with their governance of the Company: Audit; Executive; and Nominating.

     Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Company the firm to be selected as independent auditors. During the fiscal year ended August 31, 2001, the Audit Committee convened three times.


     Messrs. Reichman and McKay are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Company when the Board of Directors is not in session. The Executive Committee did not convene during the fiscal year ended August 31, 2001.

     Messrs. McKay and Brodsky are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of the Company. The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submited to the Committee in care of the Company's Secretary. The Nominating Committee did not convene during the fiscal year ended August 31, 2001.



     DIRECTOR OWNERSHIP OF SHARES OF THE COMPANY

     The following table shows the dollar range of shares of the Company owned by each Director in the investment portfolios of the Company.



                       INFORMATION AS OF DECEMBER 31, 2001

                                                                               AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
NAME OF THE DIRECTOR           DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND       ALL PORTFOLIOS IN MUTUAL FUND FAMILY
Julian A. Brodsky                                   None                                             None
Francis J. McKay                                    None                                       $50,001-$100,000
Arnold M. Reichman                                  None                                             None
Robert Sablowsky                                    None                                        Over $100,000
Marvin E. Sternberg                                 None                                             None
Donald van Roden*                                   None                                             None

*Retired from the Board as of July 1, 2002.

     DIRECTORS' COMPENSATION.

     The Company currently pays directors $15,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $6,000 per year for his services in this capacity. Directors are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 2001, each of the following members of the Board of Directors received compensation from RBB in the following amounts:



                                          AGGREGATE        PENSION OR RETIREMENT     ESTIMATED ANNUAL     TOTAL COMPENSATION FROM
                                      COMPENSATION FROM     BENEFITS ACCRUED AS       BENEFITS UPON        FUND AND FUND COMPLEX
NAME OF PERSON/POSITION                  REGISTRANT        PART OF FUND EXPENSES        RETIREMENT           PAID TO DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------

Julian A. Brodsky,                         $ 21,250                 N/A                     N/A                  $ 21,250
Director
Francis J. McKay,                          $ 22,500                 N/A                     N/A                  $ 22,500
Director
Arnold M. Reichman,                        $ 18,750                 N/A                     N/A                  $ 18,750
Director
Robert Sablowsky,                          $ 21,250                 N/A                     N/A                  $ 21,250
Director
Marvin E. Sternberg,                       $ 22,500                 N/A                     N/A                  $ 22,500
Director
Donald van Roden,                          $ 27,250                 N/A                     N/A                  $ 27,250
Director and Chairman*

*Retired from the Board as of July 1, 2002.


     On October 24, 1990, the Company adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which the Company will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by the Company's advisers, custodians, administrators and distributor, the Company itself requires only one part-time employee. No officer, director or employee of the Adviser or the Distributor currently receives any compensation from the Company.

     CODE OF ETHICS.

     The Company, the Adviser and PFPC Distributors, Inc. have adopted codes of ethics that permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Company.

                                 CONTROL PERSONS


         As of April 26, 2002, to the Company's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Company indicated below. See "Additional Information Concerning RBB Shares" below. The Company does not know whether such persons also beneficially own such shares.



------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
CASH PRESERVATION                     PFPC Trust Company CUST FBO
MONEY MARKET                          Karen M. McElhinny                                                 33.71%
                                      and Contribution Account
                                      4943 King Arthur Drive
                                      Erie, PA 16506-3959
------------------------------------- ------------------------------------------------------- ------------------------
                                      Theresa M. Palmer                                                  10.92%
                                      5731 N 4th Street
                                      Philadelphia, PA 19120-2323
------------------------------------- ------------------------------------------------------- ------------------------
                                      Virginia M. Brennan and Donald L. Newell
                                      JT TEN WROS                                                         5.16%
                                      216 Garfield Road
                                      King of Prussia, PA 19406-2415
------------------------------------- ------------------------------------------------------- ------------------------
                                      David F. Miller and Cynthia M. Miller
                                      JT TEN WROS                                                        18.41%
                                      981 Oakcrest Lane
                                      Media, PA 19063-2223
------------------------------------- ------------------------------------------------------- ------------------------
                                      Helen M. Ellenby                                                   11.40%
                                      503 Falcon Lane
                                      West Chester, PA 19382-5716
------------------------------------- ------------------------------------------------------- ------------------------
                                      Marian E. Kunz                                                      6.00%
                                      301 Norristown Road APT E103
                                      Ambler, PA 19002-2776
------------------------------------- ------------------------------------------------------- ------------------------
SANSOM STREET                         Saxon and Co.
MONEY MARKET                          c/o PNC Bank, N.A.                                                 94.49%
                                      F6-F266-02-2
                                      8800 Tinicum Blvd.
                                      Philadelphia, PA 19153-3111
------------------------------------- ------------------------------------------------------- ------------------------
                                      Painewebber                                                         5.44%
                                      C/O SAL Pace Managed Account Services
                                      A/C 32 32 400 4000038
                                      1200 Harbor BLVD STE 3
                                      Weehawken, NJ 07086-6728
------------------------------------- ------------------------------------------------------- ------------------------

                                       27


------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
CASH PRESERVATION                     Kenneth Farwell and Valerie Farwell
MUNICIPAL MONEY MARKET                JT TEN                                                             70.45%
                                      3854 Sullivan Ave
                                      Saint Louis, MO 63107-2001
------------------------------------- ------------------------------------------------------- ------------------------
                                      David L. Ferguson and Jill A. Ferguson
                                      JT TEN                                                              5.54%
                                      1840 Nashville Lane
                                      Crystal Lake, IL 60014-2919
------------------------------------- ------------------------------------------------------- ------------------------
N/I MICRO CAP FUND                    Public Institute for Social Security                               27.77%
                                      1001 19th St., N.
                                      16th Flr.
                                      Arlington, VA 22209-1722
------------------------------------- ------------------------------------------------------- ------------------------
                                      McKinsey Master Retirement Trust                                   13.47%
                                      C/O Paul Harris Management, Inc.
                                      114 W. 47th Street
                                      20th Floor
                                      New York, NY 10036-1525
------------------------------------- ------------------------------------------------------- ------------------------
                                      Janis Claflin, Bruce Fetzer and                                     8.02%
                                      Winston Franklin
                                      Robert Lehman Trust.
                                      The John Fetzer Institute, Inc.
                                      U/A DTD 06-1992
                                      Attn: Christina Adams
                                      9292 West KL Ave
                                      Kalamazoo, MI 49009-5316
------------------------------------- ------------------------------------------------------- ------------------------
                                      Louisa Stude Sarofilm Foundation                                    5.34%
                                      DTD 01/04/91
                                      C/O Nancy Head
                                      1001 Fannin Street Suite 4700
                                      Houston, TX 77002-6798
------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc                                           7.60%
                                      Special Custody Account for the Exclusive
                                      Benefit of Customers
                                      A/C 3143-0251
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122
------------------------------------- ------------------------------------------------------- ------------------------

                                       28

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
N/I GROWTH FUND                       Citibank North America Inc.                                        56.73%
                                      Sargent & Lundy Retirement Trust
                                      DTD 06/01/96
                                      Mutual Fund Unit
                                      Bld. B Floor 1 Zone 7
                                      3800 Citibank Center
                                      Tampa, FL 33610-9122
------------------------------------- ------------------------------------------------------- ------------------------
                                      Louisa Stude Sarofim Foundation                                     7.49%
                                      C/O Nancy Head
                                      DTD 01/04/91
                                      1001 Fannin Street, Suite 4700
                                      Houston, TX 77002 -6798
------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc                                           5.55%
                                      Special Custody Account for the Exclusive
                                      Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122
------------------------------------- ------------------------------------------------------- ------------------------
N/I MID CAP                           National Investor Services Corp.                                    6.61%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water St. 32nd Floor
                                      New York, NY 10041-3299
------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc                                          20.62%
                                      Special Custody Account for the Exclusive
                                      Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122
------------------------------------- ------------------------------------------------------- ------------------------
N/I SMALL CAP VALUE FUND              National Investors Services Corp.                                  15.48%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water St. 32nd Floor
                                      New York, NY 10041-3299
------------------------------------- ------------------------------------------------------- ------------------------

                                       29

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      McKinsey Master Retirement Trust                                    6.63%
                                      McKinsey and Company U/A DTD 1994
                                      C/O Paul Harris Management Inc.
                                      114 W. 47th Street
                                      20th Floor
                                      New York, NY 10036-1525
------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                         26.73%
                                      Special Custody Account for the Exclusive
                                      Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LARGE CAP VALUE       Union Bank of California                                           14.73%
FUND -                                FBO Service Employees BP 610001265-01
INSTITUTIONAL SHARES                  P.O. Box 85484
                                      San Diego, CA 92186-5484
------------------------------------- ------------------------------------------------------- ------------------------
                                      Northern Trust Company                                             18.29%
                                      FBO AEFC Pension Trust
                                      A/C 22-53582
                                      P. O. Box 92956
                                      Chicago, IL 60675-2956
------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Bank National Association                                     15.33%
                                      FBO A-Dec Inc. DOT 093098
                                      P.O. Box 1787
                                      Milwaukee, WI 53201-1787
------------------------------------- ------------------------------------------------------- ------------------------
                                      Swanee Hunt and Charles Ansbacher                                  16.67%
                                      Trust Swanee Hunt Family Foundation
                                      C/O Beth Benham
                                      168 Brattle Street
                                      Cambridge, MA 02138-3309
------------------------------------- ------------------------------------------------------- ------------------------
                                      Samuel Gray and Ronald Williams and David Younggren                 6.24%
                                      Trust Gary Tax Advantaged PRO and PSP 370
                                      17th Street Suite 5300
                                      Denver, CO 80202-5653
------------------------------------- ------------------------------------------------------- ------------------------

                                       30

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                         10.08%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LARGE CAP VALUE       National Financial Services Corp.                                   8.40%
FUND INVESTOR SHARES                  for Exclusive Benefit of Our Customers
                                      Attention: Mutual Funds
                                      5th Floor
                                      200 Liberty St. 1 World Financial Center
                                      New York, NY 10281-1003
------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                         77.78%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS MID CAP VALUE FUND    Belmont Hill School, Inc.                                           8.31%
INSTITUTIONAL SHARES                  350 Prospect Street
                                      Belmont, MA 02478-2656
------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & Co.                                                          18.82%
                                      A/C CHIF1001182
                                      FBO Childrens Hospital LA
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198
------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & Co.                                                          14.89%
                                      A/C BPHF3006002
                                      Mutual Funds Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198
------------------------------------- ------------------------------------------------------- ------------------------
                                      USB                                                                19.70%
                                      Custody SIS of Order of St. Bene
                                      P.O. Box 1787
                                      Milwaukee, WI 53201-1787
------------------------------------- ------------------------------------------------------- ------------------------

                                       31

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      American Express Trust Co.                                         17.20%
                                      FBO American Express
                                      Retirement Serv Plans
                                      Attn: Pat Brown
                                      50534 AXP Financial Center
                                      Minneapolis, MN 55474-0505
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS MID CAP VALUE FUND    National Financial Services Corp.                                  29.69%
- INVESTOR SHARES                     for Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds
                                      5th Floor
                                      200 Liberty St.
                                      New York, NY 10281-1003
------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                         32.48%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS                       A Cleveland R. Dastin and W. Donovan                                5.41%
SMALL CAP VALUE FUND II               T. Burback J. Dibrigidu
-INSTITUTIONAL SHARES                 Trst. Sheehan Phinney Bass & Green
                                      Profit Sharing Plan
                                      1000 Elm Street
                                      Manchester, NH 03101-1730
------------------------------------- ------------------------------------------------------- ------------------------
                                      National Financial Services Corp.                                  12.58%
                                      for the Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds
                                      5th Floor
                                      200 Liberty St.
                                      1 World Financial Center
                                      New York, NY 10281-1003
------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investor Services Corp.                                    9.20%
                                      FBO Exclusive Benefit for Our Customers
                                      55 Water St.
                                      New York, NY 10041-0004
------------------------------------- ------------------------------------------------------- ------------------------
                                      Naidot and Co.                                                      5.84%
                                      Bessemer Trust Company
                                      100 Woodbridge Avenue
                                      Woodbridge, NJ 07095-3336
------------------------------------- ------------------------------------------------------- ------------------------

                                       32

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Georgetown Memorial Hospital                                        5.16%
                                      Depreciation Fund
                                      P.O. Box 1718
                                      Georgetown, SC 29442-1718
------------------------------------- ------------------------------------------------------- ------------------------
                                      MCNC Endowment                                                     13.23%
                                      P.O. Box 110023
                                      Research Triangle Park, NC 27709-5023
------------------------------------- ------------------------------------------------------- ------------------------
                                      Plumbers and Steamfitters                                           8.02%
                                      Local No. 7 Pension Fund
                                      Robert M. Valenty, Administrator
                                      Mary Ellen Smith,
                                      Assistant Administrator
                                      308 Wolf Road
                                      Latham, NY 12110-4802
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS SMALL CAP VALUE       National Financial Services Corp.                                  36.04%
FUND II - INVESTOR SHARES             for the Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds
                                      5th Floor
                                      200 Liberty St.
                                      1 World Financial Center
                                      New York, NY 10281-1003
------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                                   7.48%
                                      FBO Exclusive Benefit of Our Customers
                                      55 Water Street
                                      New York, NY 10041-0004
------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                         40.67%
                                      Special Custody Account for
                                      Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LONG/SHORT EQUITY     National Investors Services Corp.                                  16.10%
FUND -                                for the Exclusive Benefit of Our Customers
INSTITUTIONAL SHARES                  Attn: Mutual Funds
                                      5th Floor
                                      200 Liberty St.
                                      New York, NY 10281-1003
------------------------------------- ------------------------------------------------------- ------------------------

                                       33

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                                   6.71%
                                      FBO Exclusive Benefit of Our Customers
                                      55 Water Street
                                      New York, NY 10041-0004
------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                         63.77%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104-4122
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LONG/SHORT EQUITY     National Financial Services Corp.                                  70.00%
FUND -                                for the Exclusive Benefit of Our Customers
INVESTOR SHARES                       200 Liberty St.
                                      New York, NY 10281-1003
------------------------------------- ------------------------------------------------------- ------------------------
SCHNEIDER SMALL CAP VALUE FUND        John Frederick Lyness                                               5.27%
                                      81 Hillcrest Ave.
                                      Summit, NJ 07901-2012
------------------------------------- ------------------------------------------------------- ------------------------
                                      Ursinus College Endowment Fund                                     14.70%
                                      P.O. Box 1000
                                      Collegeville, PA 19426-1000
------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & CO.                                                           6.67%
                                      A/C CPVF1854542
                                      Mutual Funds Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198
------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                         34.99%
                                      Special Custody Account A/C
                                      For Benefit of Customers
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104-4122
------------------------------------- ------------------------------------------------------- ------------------------
BOGLE SMALL CAP GROWTH FUND           National Investors Services Corp.                                  11.28%
-INVESTOR SHARES                      for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      32nd floor
                                      New York, NY 10041-3299
------------------------------------- ------------------------------------------------------- ------------------------

                                       34

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
BOGLE SMALL CAP GROWTH FUND           U.S. Equity Investment Portfolio L.P.                              12.43%
-INSTITUTIONAL SHARES                 1001 North U.S. Highway One
                                      Suite 800
                                      Jupiter, FL 33477-4407
------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co, Inc.                                          58.89%
                                      Special Custody Account
                                      for the Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122
------------------------------------- ------------------------------------------------------- ------------------------

         As of April 26, 2002, the directors and officers as a group owned less than 1% of the Company's Shares.


                        INVESTMENT ADVISORY, DISTRIBUTION
                           AND SERVICING ARRANGEMENTS

     ADVISORY AGREEMENTS.


     Boston Partners renders advisory services to the Fund pursuant to an Investment Advisory Agreement dated July 1, 2002 (the "Advisory Agreement"). Boston Partners' general partner is Boston Partners, Inc.


     Boston Partners has investment discretion for the Fund and will make all decisions affecting the assets of the Fund under the supervision of the Company's Board of Directors and in accordance with the Fund's stated policies. Boston Partners will select investments for the Fund. For its services to the Fund, Boston Partners is entitled to receive a monthly advisory fee under the Advisory Agreement computed at an annual rate of 1.00% of the Fund's average daily net assets. Boston Partners has agreed that until further notice, but in no event terminating before December 31, 2004, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 1.25%.

     Each class of the Fund bears its own expenses not specifically assumed by Boston Partners. General expenses of the Company not readily identifiable as belonging to a portfolio of the Company are allocated among all investment portfolios by or under the direction of the Company's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by Boston Partners; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Company or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by the Company to its directors and officers;
(g) organizational costs; (h) fees to the investment adviser and PFPC; (i) fees and expenses of officers and directors who are not affiliated with a portfolio's investment adviser or Distributor; (j) taxes; (k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of the Company; (r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of the Company; (s) fidelity bond and directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by a portfolio's investment adviser under its advisory agreement with the portfolio. Each class of the Fund pays its own distribution fees, if applicable, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by such class or if it receives different services.

     Under the Advisory Agreement, Boston Partners will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Company in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Boston Partners in the performance of its respective duties or from reckless disregard of its duties and obligations thereunder.

     The Advisory Agreement was approved on April 24, 2002 by vote of the Company's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of such parties. In connection with such approval, the Directors considered, with the assistance of independent counsel, their legal responsibilities and reviewed, among other items: (1) the nature and quality of the Adviser's services; (2) the Adviser's experience and qualifications to provide those services; (3) a report on the performance of a similarly managed fund; (4) a report on the expected assets, advisory fees and expense reimbursements for the Fund; (5) a report comparing the advisory fee and the estimated expense ratio of the Fund to data on comparative funds; (6) the Adviser's profitability related to providing advisory services to the Fund after taking into account (i) advisory fees and any other benefits realized by the Adviser as a result of the Adviser's role as adviser to the Fund and (ii) the direct and indirect expenses incurred by the Adviser in providing such advisory services to the Fund. The Board also considered a report on soft dollar commissions which included information on the types of research and services expected to be obtained by the Adviser in connection with soft dollar commissions. Additional information on soft dollar arrangements and commissions are described under "Portfolio Transactions and Brokerage."

     After discussion, the Board of Directors concluded that the Adviser had the capabilities, resources and personnel necessary to manage the Fund. The Board of Directors also concluded that based on the services that the Adviser would provide to the Fund under the Advisory Agreement and the expenses to be incurred by the Adviser in the performance of such services, the compensation to be paid to the Adviser was fair and equitable with respect to the Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Directors approved the Advisory Agreement. The Advisory Agreement was approved by the initial shareholder of each class of the Fund. The Advisory Agreement is terminable by vote of the Company's Board of Directors or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to Boston Partners. The Advisory Agreement may also be terminated by Boston Partners on 60 days' written notice to the Company. The Advisory Agreement terminates automatically in the event of its assignment.

     CUSTODIAN AND TRANSFER AGENCY AGREEMENTS.

     PFPC Trust Company, 8800 Tinicum Boulevard, Suite 200, Philadelphia, Pennsylvania 19153, is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PFPC Trust Company: (a) maintains a separate account or accounts in the name of the Fund; (b) holds and transfers portfolio securities on account of the Fund; (c) accepts receipts and makes disbursements of money on behalf of the Fund; (d) collects and receives all income and other payments and distributions on account of the Fund's portfolio securities; and (e) makes periodic reports to the Company's Board of Directors concerning the Fund's operations. PFPC Trust Company is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PFPC Trust Company remains responsible for the performance of all of its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PFPC Trust Company receives a fee, which is calculated based upon the Fund's average daily gross assets as follows:
$.18 per $1,000 on the first $100 million of average daily gross assets; $.15 per $1,000 on the next $400 million of average daily gross assets; $.125 per $1,000 on the next $500 million of average daily gross assets; and $.10 per $1,000 on average daily gross assets over $1 billion, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

     PFPC Inc. ("PFPC"), 400 Bellevue Parkway, Wilmington, Delaware 19809, an affiliate of PFPC Trust Company, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement dated November 5, 1991, as supplemented (the "Transfer Agency Agreement"), under which PFPC: (a) issues and redeems shares of the Fund; (b) addresses and mails all communications by the Fund to record owners of the Shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (c) maintains shareholder accounts and, if requested, sub-accounts; and (d) makes periodic reports to the Company's Board of Directors concerning the operations of the Fund. PFPC may, on 30 days' notice to the Company, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $10 per account in the Fund, exclusive of out-of-pocket expenses, and also receives reimbursement of its out-of-pocket expenses.

     ADMINISTRATION AGREEMENT.

     PFPC serves as administrator to the Fund pursuant to an Administration and Accounting Services Agreement (the "Administration Agreement"). PFPC has agreed to furnish to the Fund statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund. In addition, PFPC has agreed to prepare and file various reports with the appropriate regulatory agencies and prepare materials required by the SEC or any state securities commission having jurisdiction over the Fund. For its services to the Fund, PFPC is entitled to receive a fee calculated at an annual rate of ..125% of each Fund's average daily net assets, with a minimum annual fee of $75,000 payable monthly on a pro rata basis.

     The Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Company or the Fund in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder.

     DISTRIBUTION AGREEMENT.

     PFPC Distributors, Inc. ("PFPC Distributors"), whose principal business address is 3200 Horizon Drive, King of Prussia, Pennsylvania 19406, serves as the distributor of the Fund pursuant to the terms of a distribution agreement (the "Distribution Agreement") on behalf of the Institutional and Investor Classes. Pursuant to the Distribution Agreement and the Plans of Distribution, as amended, for the Investor Class (together, the "Plans"), which were adopted by the Company in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to solicit orders for the sale of the Fund's Shares. Payments to the Distributor under the Plans are to compensate it for distribution assistance and expenses assumed and activities intended to result in the sale of shares of the Investor Class. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreement, a distribution fee under the Plans, to be calculated daily and paid monthly by the Investor Class, at the annual rate set forth in the Prospectus.

     Among other things, the Plans provide that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Company regarding all amounts expended under the Plans and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plans will continue in effect only so long as they are approved at least annually, and any material amendment thereto is approved, by the Company's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Fund on the distribution of the Fund's shares of the Investor Class under the Plans shall not be materially increased without shareholder approval; and (4) while the Plans remain in effect, the selection and nomination of the Company's directors who are not "interested persons" of the Company (as defined in the 1940 Act) shall be committed to the discretion of such directors who are not "interested persons" of the Company.

     Mr. Sablowsky, a director of the Company, has an indirect interest in the operation of the Plans by virtue of his position with Fahnestock Co., Inc., a broker-dealer.

     ADMINISTRATIVE SERVICES AGENT.

     PFPC Distributors provides certain administrative services to the Institutional Class of the Fund that are not provided by PFPC, pursuant to an Administrative Services Agreement between the Company and PFPC Distributors. PFPC Distributors will provide such services to the Investor Class of the Fund pursuant to a supplement to the Administrative Services Agreement, as amended. These services include furnishing data processing and clerical services, acting as liaison between the Fund and various service providers and coordinating the preparation of annual, semi-annual and quarterly reports. As compensation for such administrative services, PFPC Distributors is entitled to a monthly fee calculated at the annual rate of .15% of the average daily net assets of each Class. PFPC Distributors is currently waiving fees in excess of .03% of the Fund's average daily net assets.


                             PORTFOLIO TRANSACTIONS

     Subject to policies established by the Board of Directors and applicable rules, Boston Partners is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Fund. In executing portfolio transactions, Boston Partners seeks to obtain the best price and most favorable execution for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While Boston Partners generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions.

     The Fund has no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. Boston Partners may, consistent with the interests of the Fund and subject to the approval of the Board of Directors, select brokers on the basis of the research, statistical and pricing services they provide to the Fund and other clients of Boston Partners. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by Boston Partners under its respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that Boston Partners determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of Boston Partners to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long-term.

     Investment decisions for the Fund and for other investment accounts managed by Boston Partners are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund.


                       PURCHASE AND REDEMPTION INFORMATION

     You may purchase shares through an account maintained by your brokerage firm and you may also purchase shares directly by mail or wire. The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Fund's shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. A shareholder will also bear any market risk or tax consequences as a result of a payment in securities. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund. A shareholder will bear the risk of a decline in market value and any tax consequences associated with a redemption in securities.

     Under the 1940 Act, the Company may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which the SEC restricts trading on the NYSE or determines an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Company may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

     Shares of the Company are subject to redemption by the Company, at the redemption price of such shares as in effect from time to time, including, without limitation: to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time; if such redemption is, in the opinion of the Company's Board of Directors, desirable in order to prevent the Company or the Fund from being deemed a "personal holding company" within the meaning of the Internal Revenue Code of 1986, as amended; or if the net income with respect to any particular class of common stock should be negative or it should otherwise be appropriate to carry out the Company's responsibilities under the 1940 Act.

     The computation of the hypothetical offering price per share of an Institutional and Investor Share of the Fund based on the projected value of the Fund's estimated net assets and the Fund's Institutional and Investor Shares outstanding is as follows:

                       BOSTON PARTNERS ALL-CAP VALUE FUND

                                       INSTITUTIONAL SHARES           INVESTOR SHARES
            Net assets                        $10.00                      $10.00

        Outstanding shares                       1                           1

     Net asset value per share                $10.00                      $10.00

       Maximum sales charge                     0%                          0%

 Maximum offering price to public             $10.00                      $10.00

                               VALUATION OF SHARES

     The net asset value per share of each class of the Fund are calculated as of the close of the NYSE, generally 4:00 p.m. Eastern Time on each Business Day. "Business Day" means each weekday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday. Net asset value per share, the value of an individual share in the fund, is computed by adding the value of the proportionate interest of each class in the Fund's securities, cash and other assets, subtracting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset values of each class are calculated independently of the other class. Securities that are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices available prior to the evaluation. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at the close of regular trading (generally 4:00 p.m. Eastern Time); securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

     In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Company's Board of Directors.


                             PERFORMANCE INFORMATION

     TOTAL RETURN.

     The Fund may from time to time advertise "average annual total return." The Fund computes such return separately for each class of shares by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:


                                                    P(l+T)n = ERV

         Where :          T                =        average annual total return;

                        ERV                =        ending redeemable value of a hypothetical $1,000
                                                    payment made at the beginning of the 1, 5 or 10 year
                                                    (or other) periods at the end of the applicable period
                                                    (or a fractional portion thereof);

                           P               =        hypothetical initial payment of $1,000; and

                           n               =        period covered by the computation, expressed in years.

         And when solving for T:

                                                            ERV      1/n
                                                    T = [(-------) - 1]
                                                             P

     The Fund, when advertising "aggregate total return," computes such returns separately for each class of shares by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                                           ERV
                  Aggregate Total Return            T = [(-------) - 1]
                                                            P

     The calculations are made assuming that: (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (2) all recurring fees charged to all shareholder accounts are included; and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.


                                      TAXES

     The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute out its income to shareholders each year, so that the Fund itself generally will be relieved of federal income and excise taxes. If the Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if the Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

     The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98% of their ordinary income for the calendar year and capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Investors should note that the Fund may in certain circumstances be required to liquidate investments in order to make sufficient distributions to avoid excise tax liability.

     Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

     The Fund will be required in certain cases to withhold and remit to the United States Treasury at least 30% of its dividends paid to any shareholder:
(1) who has provided either an incorrect tax identification number or no number at all; (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly; or
(3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."


                  ADDITIONAL INFORMATION CONCERNING RBB SHARES

     RBB has authorized capital of 30 billion shares of Common Stock at a par value of $0.001 per share. Currently, 21.073 billion shares have been classified into 95 classes as shown in the table below. Under RBB's charter, the Board of Directors has the power to classify and reclassify any unissued shares of Common Stock from time to time.




                                           NUMBER OF                                                    NUMBER OF
                                       AUTHORIZED SHARES                                           AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)          CLASS OF COMMON STOCK                   (MILLIONS)
------------------------------------- --------------------    ----------------------------------- --------------------
A (Growth & Income)                           100             YY (Schneider Capital Small Cap
                                                              Value)                                      100
B                                             100             ZZ                                          100
C (Balanced)                                  100             AAA                                         100
D (Tax-Free)                                  100             BBB                                         100
E (Money)                                     500             CCC                                         100
F (Municipal Money)                           500             DDD (Boston Partners
                                                              Institutional Small Cap Value               100
                                                              Fund II)
G (Money)                                     500             EEE (Boston Partners Investors
                                                              Small Cap Value Fund II)                    100
H (Municipal Money)                           500             FFF                                         100
I (Sansom Money)                             1500             GGG                                         100
J (Sansom Municipal Money)                    500             HHH                                         100


                                       43



K (Sansom Government Money)                   500             III (Boston Partners
                                                              Institutional Long/Short Equity)            100
L (Bedford Money)                            1500             JJJ (Boston Partners Investors
                                                              Long/Short Equity)                          100
M (Bedford Municipal Money)                   500             KKK (Boston Partners
                                                              Institutional Long-Short Equity)            100
N (Bedford Government Money)                  500             LLL (Boston Partners Investors
                                                              Long-Short Equity)                          100
O (Bedford N.Y. Money)                        500             MMM  (n/i numeric Small Cap Value)
                                                                                                          100
P (RBB Government)                            100             Class NNN (Bogle Institutional
                                                              Small Cap Growth)                           100
Q                                             100             Class OOO (Bogle Investors Small
                                                              Cap Growth)                                 100
                                                              Class PPP (Schneider Value Fund)
R (Municipal Money)                           500             Select (Money)                              700
S (Government Money)                          500             Beta 2 (Municipal Money)                     1
T                                             500             Beta 3 (Government Money)                    1
U                                             500             Beta 4 (N.Y. Money)                          1
V                                             500             Principal Class (Money)                     700
W                                             100             Gamma 2 (Municipal Money)                    1
X                                             50              Gamma 3 (Government Money)                   1
Y                                             50              Gamma 4 (N.Y. Money)                         1
Z                                             50              Bear Stearns Money                         2,500
AA                                            50              Bear Stearns Municipal Money               1,500
BB                                            50              Bear Stearns Government Money              1,000
CC                                            50              Delta 4 (N.Y. Money)                         1
DD                                            100             Epsilon 1 (Money)                            1
EE                                            100             Epsilon 2 (Municipal Money)                  1
FF (n/i numeric Micro Cap)                    50              Epsilon 3 (Government Money)                 1
GG (n/i numeric Growth)                       50              Epsilon 4 (N.Y. Money)                       1
HH (n/i numeric Mid Cap)                      50              Zeta 1 (Money)                               1
II                                            100             Zeta 2 (Municipal Money)                     1
JJ                                            100             Zeta 3 (Government Money)                    1
KK                                            100             Zeta 4 (N.Y. Money)                          1
LL                                            100             Eta 1 (Money)                                1
MM                                            100             Eta 2 (Municipal Money)                      1
NN                                            100             Eta 3 (Government Money)                     1
OO                                            100             Eta 4 (N.Y. Money)                           1
PP                                            100             Theta 1 (Money)                              1
QQ (Boston Partners Institutional                             Theta 2 (Municipal Money)                    1
Large Cap)                                    100
RR (Boston Partners Investors Large                           Theta 3 (Government Money)                   1
Cap)                                          100
SS (Boston Partners Advisor Large                             Theta 4 (N.Y. Money)                         1
Cap)                                          100
TT (Boston Partners Investors Mid
Cap)                                          100
UU (Boston Partners Institutional
Mid Cap)                                      100
VV (Boston Partners Institutional
All-Cap Value)                                100
WW (Boston Partners Investor
All-Cap Value)                                100


     The classes of Common Stock have been grouped into 14 separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Principal (Gamma) Family, the Select (Beta) Family, the Schneider Capital Management Family, the n/i numeric family of funds, the Boston Partners Family, the Bogle Family, the Bear Stearns Money Market Family, the Epsilon Family, the Theta Family, the Eta Family, and the Zeta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family, the Bedford Family and the Bear Stearns Money Market Family represent interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the n/i numeric investors family of funds represents interests in four non-money market portfolios; the Boston Partners Family represents interests in five non-money market portfolios; the Bogle Family represents interests in one non-money market portfolio; the Schneider Capital Management Family represents interests in one non-money market portfolio; the Select (Beta) Family, the Principal (Gamma) Family, the Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, New York Municipal Money Market and Government Obligations Money Market Portfolios.

     RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

     Holders of shares of each class of RBB will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as RBB shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

     Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by RBB's Articles of Incorporation, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                              FINANCIAL STATEMENTS

     No financial statements are supplied for the Fund because as of the date of the Prospectus and this Statement of Additional Information, the Fund had no operating history.

                                  MISCELLANEOUS

     COUNSEL.

     The law firm of Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Company and the non-interested directors.

     INDEPENDENT ACCOUNTANTS.

     PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103 serves as the Company's independent accountants. PricewaterhouseCoopers LLP performs an annual audit of the Company's financial statements.

                                   APPENDIX A


                        DESCRIPTION OF SECURITIES RATINGS


SHORT-TERM CREDIT RATINGS

     A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

     "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

     Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

     "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" - Issuers do not fall within any of the Prime rating categories.

     Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

     "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


     "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

     "D" - Securities are in actual or imminent payment default.

LONG-TERM CREDIT RATINGS

     The following summarizes the ratings used by Standard & Poor's for long-term issues:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

     "C" - A subordinated debt obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

     "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The following summarizes the ratings used by Moody's for long-term debt:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

     "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


The following summarizes long-term ratings used by Fitch:

     "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

     "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

     "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

     Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

     PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS

STANDARD & POOR'S

     CREDITWATCH: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

     RATING OUTLOOK: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

             o Positive means that a rating may be raised.
             o Negative means that a rating may be lowered.
             o Stable means that a rating is not likely to change.
             o Developing means a rating may be raised or lowered.
             o N.M. means not meaningful.

MOODY'S

     WATCHLIST: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Services, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

FITCH

     WITHDRAWN: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     RATING WATCH: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

     RATING OUTLOOK: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

MUNICIPAL NOTE RATINGS

     A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

     "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

     "MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.


     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.